UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class Z : FIKGX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.55%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	87.3
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	1.0
Software	0.1
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Netherlands - 8.2
Israel - 2.8
Japan - 2.1
Taiwan - 1.7
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Broadcom Inc	10.6
Marvell Technology Inc	7.7
NXP Semiconductors NV	6.4
Monolithic Power Systems Inc	4.8
Micron Technology Inc	4.7
Lam Research Corp	4.7
ON Semiconductor Corp	4.4
GlobalFoundries Inc	3.2
Astera Labs Inc	3.2
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915246.101    3296-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class M : FELTX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.16%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	87.3
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	1.0
Software	0.1
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Netherlands - 8.2
Israel - 2.8
Japan - 2.1
Taiwan - 1.7
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Broadcom Inc	10.6
Marvell Technology Inc	7.7
NXP Semiconductors NV	6.4
Monolithic Power Systems Inc	4.8
Micron Technology Inc	4.7
Lam Research Corp	4.7
ON Semiconductor Corp	4.4
GlobalFoundries Inc	3.2
Astera Labs Inc	3.2
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915245.101    139-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class I : FELIX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.66%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	87.3
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	1.0
Software	0.1
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Netherlands - 8.2
Israel - 2.8
Japan - 2.1
Taiwan - 1.7
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Broadcom Inc	10.6
Marvell Technology Inc	7.7
NXP Semiconductors NV	6.4
Monolithic Power Systems Inc	4.8
Micron Technology Inc	4.7
Lam Research Corp	4.7
ON Semiconductor Corp	4.4
GlobalFoundries Inc	3.2
Astera Labs Inc	3.2
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915243.101    121-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class C : FELCX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.66%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	87.3
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	1.0
Software	0.1
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Netherlands - 8.2
Israel - 2.8
Japan - 2.1
Taiwan - 1.7
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Broadcom Inc	10.6
Marvell Technology Inc	7.7
NXP Semiconductors NV	6.4
Monolithic Power Systems Inc	4.8
Micron Technology Inc	4.7
Lam Research Corp	4.7
ON Semiconductor Corp	4.4
GlobalFoundries Inc	3.2
Astera Labs Inc	3.2
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915242.101    119-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class A : FELAX

This semi-annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	0.91%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,213,542,772
Number of Holdings	62
Portfolio Turnover	110%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	87.3
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	1.0
Software	0.1
Financial Services	0.1
Electrical Equipment	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.3
Preferred Stocks - 0.7
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Netherlands - 8.2
Israel - 2.8
Japan - 2.1
Taiwan - 1.7
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Broadcom Inc	10.6
Marvell Technology Inc	7.7
NXP Semiconductors NV	6.4
Monolithic Power Systems Inc	4.8
Micron Technology Inc	4.7
Lam Research Corp	4.7
ON Semiconductor Corp	4.4
GlobalFoundries Inc	3.2
Astera Labs Inc	3.2
74.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915244.101    138-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class Z : FIKEX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.59%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915202.101    3295-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class M : FCLTX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.22%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915199.101    194-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class I : FCLIX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915200.101    204-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class C : FCLCX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.72%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915201.101    283-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class A : FCLAX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915198.101    184-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class Z : FIKCX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.55%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	36.5
Pharmaceuticals	21.0
Health Care Equipment & Supplies	17.9
Life Sciences Tools & Services	11.0
Health Care Providers & Services	9.5
Health Care Technology	3.6
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Netherlands - 3.8
Denmark - 2.7
Belgium - 2.6
Canada - 0.9
Germany - 0.8
United Kingdom - 0.3
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.2
Eli Lilly & Co	6.4
Danaher Corp	6.3
Johnson & Johnson	3.6
AbbVie Inc	3.1
Argenx SE ADR	2.9
UCB SA	2.6
Ascendis Pharma A/S ADR	2.6
CVS Health Corp	2.2
Masimo Corp	2.1
39.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915192.101    3294-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class M : FACTX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.17%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	36.5
Pharmaceuticals	21.0
Health Care Equipment & Supplies	17.9
Life Sciences Tools & Services	11.0
Health Care Providers & Services	9.5
Health Care Technology	3.6
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Netherlands - 3.8
Denmark - 2.7
Belgium - 2.6
Canada - 0.9
Germany - 0.8
United Kingdom - 0.3
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.2
Eli Lilly & Co	6.4
Danaher Corp	6.3
Johnson & Johnson	3.6
AbbVie Inc	3.1
Argenx SE ADR	2.9
UCB SA	2.6
Ascendis Pharma A/S ADR	2.6
CVS Health Corp	2.2
Masimo Corp	2.1
39.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915189.101    191-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class I : FHCIX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.67%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	36.5
Pharmaceuticals	21.0
Health Care Equipment & Supplies	17.9
Life Sciences Tools & Services	11.0
Health Care Providers & Services	9.5
Health Care Technology	3.6
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Netherlands - 3.8
Denmark - 2.7
Belgium - 2.6
Canada - 0.9
Germany - 0.8
United Kingdom - 0.3
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.2
Eli Lilly & Co	6.4
Danaher Corp	6.3
Johnson & Johnson	3.6
AbbVie Inc	3.1
Argenx SE ADR	2.9
UCB SA	2.6
Ascendis Pharma A/S ADR	2.6
CVS Health Corp	2.2
Masimo Corp	2.1
39.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915190.101    271-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class C : FHCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.67%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	36.5
Pharmaceuticals	21.0
Health Care Equipment & Supplies	17.9
Life Sciences Tools & Services	11.0
Health Care Providers & Services	9.5
Health Care Technology	3.6
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Netherlands - 3.8
Denmark - 2.7
Belgium - 2.6
Canada - 0.9
Germany - 0.8
United Kingdom - 0.3
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.2
Eli Lilly & Co	6.4
Danaher Corp	6.3
Johnson & Johnson	3.6
AbbVie Inc	3.1
Argenx SE ADR	2.9
UCB SA	2.6
Ascendis Pharma A/S ADR	2.6
CVS Health Corp	2.2
Masimo Corp	2.1
39.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915191.101    285-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class A : FACDX

This semi-annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.92%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,248,189,860
Number of Holdings	133
Portfolio Turnover	59%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	36.5
Pharmaceuticals	21.0
Health Care Equipment & Supplies	17.9
Life Sciences Tools & Services	11.0
Health Care Providers & Services	9.5
Health Care Technology	3.6
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.7
Netherlands - 3.8
Denmark - 2.7
Belgium - 2.6
Canada - 0.9
Germany - 0.8
United Kingdom - 0.3
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	7.2
Eli Lilly & Co	6.4
Danaher Corp	6.3
Johnson & Johnson	3.6
AbbVie Inc	3.1
Argenx SE ADR	2.9
UCB SA	2.6
Ascendis Pharma A/S ADR	2.6
CVS Health Corp	2.2
Masimo Corp	2.1
39.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915188.101    177-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class Z : FIKBX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.0
Capital Markets	26.6
Insurance	17.4
Financial Services	14.4
Consumer Finance	4.5
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.2
France - 1.3
Puerto Rico - 1.1
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.9
Bank of America Corp	6.0
Citigroup Inc	3.7
Reinsurance Group of America Inc	3.6
Charles Schwab Corp/The	3.3
State Street Corp	3.2
Morgan Stanley	2.7
Chubb Ltd	2.6
Apollo Global Management Inc	2.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915197.101    3293-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class M : FAFSX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.24%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.0
Capital Markets	26.6
Insurance	17.4
Financial Services	14.4
Consumer Finance	4.5
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.2
France - 1.3
Puerto Rico - 1.1
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.9
Bank of America Corp	6.0
Citigroup Inc	3.7
Reinsurance Group of America Inc	3.6
Charles Schwab Corp/The	3.3
State Street Corp	3.2
Morgan Stanley	2.7
Chubb Ltd	2.6
Apollo Global Management Inc	2.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915194.101    193-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class I : FFSIX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.73%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.0
Capital Markets	26.6
Insurance	17.4
Financial Services	14.4
Consumer Finance	4.5
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.2
France - 1.3
Puerto Rico - 1.1
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.9
Bank of America Corp	6.0
Citigroup Inc	3.7
Reinsurance Group of America Inc	3.6
Charles Schwab Corp/The	3.3
State Street Corp	3.2
Morgan Stanley	2.7
Chubb Ltd	2.6
Apollo Global Management Inc	2.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915195.101    273-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class C : FAFCX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.74%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.0
Capital Markets	26.6
Insurance	17.4
Financial Services	14.4
Consumer Finance	4.5
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.2
France - 1.3
Puerto Rico - 1.1
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.9
Bank of America Corp	6.0
Citigroup Inc	3.7
Reinsurance Group of America Inc	3.6
Charles Schwab Corp/The	3.3
State Street Corp	3.2
Morgan Stanley	2.7
Chubb Ltd	2.6
Apollo Global Management Inc	2.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915196.101    284-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class A : FAFDX

This semi-annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$720,499,940
Number of Holdings	66
Portfolio Turnover	32%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.0
Capital Markets	26.6
Insurance	17.4
Financial Services	14.4
Consumer Finance	4.5
Professional Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.2
France - 1.3
Puerto Rico - 1.1
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.9
Wells Fargo & Co	6.9
Bank of America Corp	6.0
Citigroup Inc	3.7
Reinsurance Group of America Inc	3.6
Charles Schwab Corp/The	3.3
State Street Corp	3.2
Morgan Stanley	2.7
Chubb Ltd	2.6
Apollo Global Management Inc	2.5
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915193.101    183-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class Z : FIJYX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.57%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.6
Pharmaceuticals	8.9
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.7
Netherlands - 5.8
Denmark - 4.6
Canada - 1.6
Belgium - 1.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.6
Gilead Sciences Inc	6.6
Alnylam Pharmaceuticals Inc	5.0
Ascendis Pharma A/S ADR	4.5
Cogent Biosciences Inc	3.8
Argenx SE ADR	3.6
Insmed Inc	3.5
Viridian Therapeutics Inc	3.2
Biogen Inc	2.8
Amgen Inc	2.8
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915229.101    3290-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class M : FBTTX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.19%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.6
Pharmaceuticals	8.9
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.7
Netherlands - 5.8
Denmark - 4.6
Canada - 1.6
Belgium - 1.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.6
Gilead Sciences Inc	6.6
Alnylam Pharmaceuticals Inc	5.0
Ascendis Pharma A/S ADR	4.5
Cogent Biosciences Inc	3.8
Argenx SE ADR	3.6
Insmed Inc	3.5
Viridian Therapeutics Inc	3.2
Biogen Inc	2.8
Amgen Inc	2.8
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915227.101    115-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class I : FBTIX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.70%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.6
Pharmaceuticals	8.9
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.7
Netherlands - 5.8
Denmark - 4.6
Canada - 1.6
Belgium - 1.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.6
Gilead Sciences Inc	6.6
Alnylam Pharmaceuticals Inc	5.0
Ascendis Pharma A/S ADR	4.5
Cogent Biosciences Inc	3.8
Argenx SE ADR	3.6
Insmed Inc	3.5
Viridian Therapeutics Inc	3.2
Biogen Inc	2.8
Amgen Inc	2.8
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915228.101    116-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class C : FBTCX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.69%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.6
Pharmaceuticals	8.9
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.7
Netherlands - 5.8
Denmark - 4.6
Canada - 1.6
Belgium - 1.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.6
Gilead Sciences Inc	6.6
Alnylam Pharmaceuticals Inc	5.0
Ascendis Pharma A/S ADR	4.5
Cogent Biosciences Inc	3.8
Argenx SE ADR	3.6
Insmed Inc	3.5
Viridian Therapeutics Inc	3.2
Biogen Inc	2.8
Amgen Inc	2.8
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915226.101    114-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class A : FBTAX

This semi-annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.94%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,866,022,764
Number of Holdings	92
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	90.6
Pharmaceuticals	8.9
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 2.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.7
Netherlands - 5.8
Denmark - 4.6
Canada - 1.6
Belgium - 1.2
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	16.6
Gilead Sciences Inc	6.6
Alnylam Pharmaceuticals Inc	5.0
Ascendis Pharma A/S ADR	4.5
Cogent Biosciences Inc	3.8
Argenx SE ADR	3.6
Insmed Inc	3.5
Viridian Therapeutics Inc	3.2
Biogen Inc	2.8
Amgen Inc	2.8
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915225.101    112-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Advisor® Industrials Fund Industrials Portfolio : FIDRX

This semi-annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period October 9, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio A	$ 21	0.65%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,741,527,201
Number of Holdings	49
Portfolio Turnover	41%
What did the Fund invest in?
(as of January 31, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.4
Machinery	25.9
Electrical Equipment	12.3
Building Products	8.1
Ground Transportation	5.9
Construction & Engineering	4.5
Commercial Services & Supplies	3.6
Trading Companies & Distributors	3.6
Professional Services	2.5
Others	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	7.9
Boeing Co	6.7
GE Vernova Inc	6.2
Cummins Inc	5.0
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Howmet Aerospace Inc	4.4
Eaton Corp PLC	3.4
Ingersoll Rand Inc	3.3
ITT Inc	2.8
49.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920883.100    9108-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Biotechnology Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	75,800	22,947,570
CANADA - 1.6%
Health Care - 1.6%
Biotechnology - 1.6%
Xenon Pharmaceuticals Inc (b)	710,758	29,148,186
DENMARK - 4.5%
Health Care - 4.5%
Biotechnology - 4.5%
Ascendis Pharma A/S ADR (b)	370,625	83,798,313
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Tubulis GmbH (c)(d)(e)	6,300	2,267,942
NETHERLANDS - 5.8%
Health Care - 5.8%
Biotechnology - 5.8%
Argenx SE ADR (b)(f)	81,000	68,080,500
Newamsterdam Pharma Co NV (b)	586,400	18,248,768
uniQure NV (b)	991,600	22,529,152

TOTAL NETHERLANDS		108,858,420
UNITED STATES - 84.4%
Health Care - 84.4%
Biotechnology - 77.0%
AbbVie Inc	1,389,580	309,890,237
Alnylam Pharmaceuticals Inc (b)	277,186	93,705,499
Amgen Inc	150,703	51,522,342
AnaptysBio Inc (b)	148,400	7,035,644
Annexon Inc (b)	1,005,200	6,272,448
Apogee Therapeutics Inc (b)	452,639	29,652,381
Arcellx Inc (b)(f)	142,900	9,761,499
Astria Therapeutics Inc warrants (b)	247,630	1,970,466
Avalo Therapeutics Inc (b)	220,300	3,328,733
Biogen Inc (b)	294,100	52,905,649
Celldex Therapeutics Inc (b)	275,652	6,781,039
Centessa Pharmaceuticals PLC ADR (b)	83,600	2,054,052
CG oncology Inc (b)	248,900	12,955,245
Cogent Biosciences Inc (b)	1,988,418	71,404,090
Crescent Biopharma Inc (b)	251,090	2,407,953
Crescent Biopharma Inc (b)(e)	98,300	942,697
Cytokinetics Inc (b)	283,071	17,887,256
CytomX Therapeutics Inc (b)	1,350,251	7,682,928
Dianthus Therapeutics Inc (b)(f)	730,062	38,978,010
Disc Medicine Inc (b)	142,322	11,004,337
Gilead Sciences Inc	864,100	122,658,996
Inovio Pharmaceuticals Inc (b)	883,081	1,439,422
Insmed Inc (b)	412,300	64,677,501
Jade Biosciences Inc	894,343	13,960,694
Janux Therapeutics Inc (b)	320,385	4,392,478
Kiniksa Pharmaceuticals International Plc Class A (b)	144,476	6,345,386
Kymera Therapeutics Inc (b)	231,700	16,842,273
Mineralys Therapeutics Inc (b)	266,800	8,241,452
Moderna Inc (b)	674,300	29,716,401
Natera Inc (b)	89,400	20,663,916
Nuvalent Inc Class A (b)	412,264	42,417,843
Olema Pharmaceuticals Inc (b)	782,800	20,133,616
Oruka Therapeutics Inc (b)	710,786	24,330,205
Oruka Therapeutics Inc (b)(e)	26,600	910,518
Praxis Precision Medicines Inc (b)	86,400	27,129,600
Rezolute Inc (b)(f)	1,985,100	6,630,234
Rhythm Pharmaceuticals Inc (b)	126,200	12,938,024
Roivant Sciences Ltd (b)	976,200	21,105,444
Scholar Rock Holding Corp (b)(f)	582,368	25,822,197
Soleno Therapeutics Inc (b)	181,000	6,979,360
Spyre Therapeutics Inc (b)(f)	749,342	23,963,957
Stoke Therapeutics Inc (b)	317,700	9,639,018
Summit Therapeutics Inc (b)(f)	329,400	4,769,712
Tango Therapeutics Inc (b)(f)	403,626	4,686,098
Tectonic Therapeutic Inc (b)(f)	120,995	2,418,690
Tenax Therapeutics Inc (b)(g)	322,600	4,035,726
Travere Therapeutics Inc (b)	301,200	9,364,308
Upstream Bio Inc (b)(f)	691,003	21,476,373
Vaxcyte Inc (b)	796,329	42,659,345
Viking Therapeutics Inc (b)(f)	647,387	18,800,118
Viridian Therapeutics Inc (b)	1,782,464	58,821,312
X4 Pharmaceuticals Inc (b)	1,341,800	4,964,660
Zenas Biopharma Inc (b)(f)	633,716	11,641,363
Zenas Biopharma Inc (e)	86,234	1,584,119
		1,434,302,864
Pharmaceuticals - 7.4%
Amylyx Pharmaceuticals Inc (b)	2,433,200	34,770,428
Crinetics Pharmaceuticals Inc (b)	544,470	27,190,832
Definium Therapeutics Inc (b)(f)	141,900	2,395,272
Enliven Therapeutics Inc (b)(f)	474,262	12,544,230
Enliven Therapeutics Inc (b)(e)	73,200	1,936,140
Enliven Therapeutics Inc rights (b)(d)	739,725	6
Maze Therapeutics Inc (b)	128,000	5,578,240
MBX Biosciences Inc (b)	111,100	4,094,035
Rapport Therapeutics Inc (b)	156,946	4,176,333
Structure Therapeutics Inc ADR (b)	481,200	42,562,140
WaVe Life Sciences Ltd (b)	289,700	3,748,718
		138,996,374
TOTAL UNITED STATES		1,573,299,238
TOTAL COMMON STOCKS (Cost $910,059,793)		1,820,319,669

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(h) (Cost $831,312)	831,313	880,526

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Galecto Inc Series C	100	2,623,500
UNITED STATES - 1.9%
Health Care - 1.9%
Biotechnology - 1.5%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	3,437,018
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	1,074,533
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	331,596	1,767,407
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	3,433,712
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,301,033
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,756,323
Parabilis Medicines Inc Series F (d)(e)	491,600	3,028,256
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	5,903,286
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	3,536,667
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	897,067
Treeline Biosciences Series A (b)(d)(e)	47,600	401,744
		27,537,046
Health Care Technology - 0.1%
Candid Therapeutics Series B (b)(d)(e)	1,500,060	1,815,073
Wugen Inc Series B (b)(d)(e)	580,277	922,640
		2,737,713
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,242,528
Mentari Therapeutics Inc Series A (d)(e)	1,457,407	2,011,222
		5,253,769
TOTAL UNITED STATES		35,528,528
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,018,961)		38,152,028

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	5,792,224	5,793,382
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	67,913,120	67,919,912
TOTAL MONEY MARKET FUNDS (Cost $73,709,171)			73,713,294

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,034,619,237)	1,933,065,517
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(67,042,753)
NET ASSETS - 100.0%	1,866,022,764

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,782,528 or 2.2% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Affiliated company.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Bright Peak Therapeutics Inc. Series B	5/14/2021	7,499,997

Bright Peak Therapeutics Inc. Series C	5/7/2024	990,230

Candid Therapeutics Series B	8/27/2024	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/2024	1,624,025

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	1,305,135

Endeavor BioMedicines Inc Series C	4/22/2024	3,436,135

Enliven Therapeutics Inc	3/19/2024	1,024,800

Kartos Therapeutics Inc Series C	8/22/2023	3,000,002

LifeMine Therapeutics Inc Series C	2/15/2022	3,971,408

Mentari Therapeutics Inc Series A	9/18/2025	2,000,000

Oruka Therapeutics Inc	9/17/2025	399,000

Parabilis Medicines Inc Series D	11/17/2022	2,575,405

Parabilis Medicines Inc Series F	1/6/2026	3,030,419

Sonoma Biotherapeutics Inc Series B	7/26/2021	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,111,112

T-Knife Therapeutics Inc Series B	6/30/2021	7,500,000

Treeline Biosciences Series A	7/30/2021	372,588

Tubulis GmbH	12/11/2025	2,247,061

Wugen Inc 0% 12/31/2199	6/14/2024	831,312

Wugen Inc Series B	7/9/2021	4,499,990

Zenas Biopharma Inc	10/8/2025	1,638,446

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,544,411	272,740,251	287,490,223	279,072	(1,057)	-	5,793,382	5,792,224	0.0%
Fidelity Securities Lending Cash Central Fund	99,831,900	352,826,447	384,745,253	277,751	6,818	-	67,919,912	67,913,120	0.2%
Total	120,376,311	625,566,698	672,235,476	556,823	5,761	-	73,713,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Tenax Therapeutics Inc	-	4,515,668	-	-	-	(479,942)	4,035,726	322,600
Total	-	4,515,668	-	-	-	(479,942)	4,035,726

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,820,319,669	1,816,081,255	1,970,466	2,267,948

Convertible Corporate Bonds
Health Care	880,526	-	-	880,526

Convertible Preferred Stocks
Health Care	38,152,028	2,623,500	-	35,528,528

Money Market Funds	73,713,294	73,713,294	-	-
Total Investments in Securities:	1,933,065,517	1,892,418,049	1,970,466	38,677,002
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	7	-	20,880	2,247,061	-	-	-	-	2,267,948	20,880
Convertible Preferred Stocks	27,188,319	-	3,309,790	5,030,419	-	-	-	-	35,528,528	3,309,790
Convertible Corporate Bonds	989,512	-	(108,986)	-	-	-	-	-	880,526	(108,986)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $122,284,016) - See accompanying schedule:
Unaffiliated issuers (cost $956,394,398)	$1,855,316,497
Fidelity Central Funds (cost $73,709,171)	73,713,294
Other affiliated issuers (cost $4,515,668)	4,035,726

Total Investment in Securities (cost $1,034,619,237)		$1,933,065,517
Receivable for fund shares sold		1,535,321
Dividends receivable		2,454,801
Interest receivable		98,847
Distributions receivable from Fidelity Central Funds		56,800
Prepaid expenses		913
Total assets		1,937,212,199
Liabilities
Payable for investments purchased	$702,116
Payable for fund shares redeemed	1,254,652
Accrued management fee	1,028,750
Distribution and service plan fees payable	269,436
Other payables and accrued expenses	54,490
Collateral on securities loaned	67,879,991
Total liabilities		71,189,435
Net Assets		$1,866,022,764
Net Assets consist of:
Paid in capital		$917,163,898
Total accumulated earnings (loss)		948,858,866
Net Assets		$1,866,022,764

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($772,441,586 ÷ 20,349,145 shares)(a)		$37.96
Maximum offering price per share (100/94.25 of $37.96)		$40.28
Class M :
Net Asset Value and redemption price per share ($135,834,378 ÷ 3,947,334 shares)(a)		$34.41
Maximum offering price per share (100/96.50 of $34.41)		$35.66
Class C :
Net Asset Value and offering price per share ($63,374,049 ÷ 2,178,123 shares)(a)		$29.10
Class I :
Net Asset Value, offering price and redemption price per share ($754,777,192 ÷ 18,043,002 shares)		$41.83
Class Z :
Net Asset Value, offering price and redemption price per share ($139,595,559 ÷ 3,328,500 shares)		$41.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$6,735,435
Interest		4,631
Income from Fidelity Central Funds (including $277,751 from security lending)		556,823
Total income		7,296,889
Expenses
Management fee	$5,708,034
Distribution and service plan fees	1,516,329
Custodian fees and expenses	12,780
Independent trustees' fees and expenses	3,180
Registration fees	71,602
Audit fees	36,123
Legal	1,364
Miscellaneous	2,595
Total expenses before reductions	7,352,007
Expense reductions	(2,333)
Total expenses after reductions		7,349,674
Net Investment income (loss)		(52,785)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	118,174,886
Fidelity Central Funds	5,761
Foreign currency transactions	(2,466)
Total net realized gain (loss)		118,178,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	382,750,846
Affiliated issuers	(479,942)
Assets and liabilities in foreign currencies	1,893
Total change in net unrealized appreciation (depreciation)		382,272,797
Net gain (loss)		500,450,978
Net increase (decrease) in net assets resulting from operations		$500,398,193
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(52,785)	$3,656,261
Net realized gain (loss)	118,178,181	3,774,677
Change in net unrealized appreciation (depreciation)	382,272,797	(160,729,426)
Net increase (decrease) in net assets resulting from operations	500,398,193	(153,298,488)
Distributions to shareholders	(26,227,586)	(87,826,457)

Share transactions - net increase (decrease)	(7,187,545)	(172,019,334)
Total increase (decrease) in net assets	466,983,062	(413,144,279)

Net Assets
Beginning of period	1,399,039,702	1,812,183,981
End of period	$1,866,022,764	$1,399,039,702

Consolidated Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.23	$32.34	$25.34	$22.00	$32.58	$31.03
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.05	.10	.02	(.06)	.07
Net realized and unrealized gain (loss)	10.28	(2.53)	7.22	3.32	(5.16)	4.42
Total from investment operations	10.27	(2.48)	7.32	3.34	(5.22)	4.49
Distributions from net investment income	(.45)	(.80)	(.32)	-	(.11)	(.13)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)	(2.81)
Total distributions	(.54) C	(1.63) C	(.32)	-	(5.36)	(2.94)
Net asset value, end of period	$37.96	$28.23	$32.34	$25.34	$22.00	$32.58
Total Return D,E,F	36.38%	(7.60)%	29.21%	15.18%	(18.95)%	14.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.96%	.99%	1.01%	1.00%	1.01%
Expenses net of fee waivers, if any	.94 % I	.96%	.98%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.94% I	.96%	.98%	1.00%	1.00%	1.00%
Net investment income (loss)	(.09)% I	.16%	.39%	.07%	(.23)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$772,442	$585,074	$737,152	$636,505	$594,911	$808,610
Portfolio turnover rate J	55 % I	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.65	$29.56	$23.17	$20.17	$30.35	$29.08
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.02)	.03	(.05)	(.13)	(.02)
Net realized and unrealized gain (loss)	9.33	(2.30)	6.59	3.05	(4.73)	4.14
Total from investment operations	9.28	(2.32)	6.62	3.00	(4.86)	4.12
Distributions from net investment income	(.42)	(.75)	(.23)	-	(.07)	(.07)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)	(2.78)
Total distributions	(.52)	(1.59)	(.23)	-	(5.32)	(2.85)
Net asset value, end of period	$34.41	$25.65	$29.56	$23.17	$20.17	$30.35
Total Return C,D,E	36.17%	(7.81)%	28.87%	14.87%	(19.18)%	13.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.21%	1.25%	1.29%	1.28%	1.28%
Expenses net of fee waivers, if any	1.19 % H	1.21%	1.24%	1.28%	1.28%	1.28%
Expenses net of all reductions, if any	1.19% H	1.21%	1.24%	1.28%	1.28%	1.28%
Net investment income (loss)	(.34)% H	(.09)%	.13%	(.20)%	(.51)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$135,834	$107,181	$130,547	$113,960	$109,815	$161,619
Portfolio turnover rate I	55 % H	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.77	$25.31	$19.75	$17.27	$26.79	$25.97
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.13)	(.07)	(.13)	(.21)	(.15)
Net realized and unrealized gain (loss)	7.92	(1.97)	5.63	2.61	(4.07)	3.71
Total from investment operations	7.81	(2.10)	5.56	2.48	(4.28)	3.56
Distributions from net investment income	(.39)	(.60)	-	-	-	(.01)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.24)	(2.73)
Total distributions	(.48) C	(1.44)	-	-	(5.24)	(2.74)
Net asset value, end of period	$29.10	$21.77	$25.31	$19.75	$17.27	$26.79
Total Return D,E,F	35.87%	(8.25)%	28.15%	14.36%	(19.54)%	13.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.69% I	1.71%	1.72%	1.76%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69 % I	1.71%	1.72%	1.76%	1.74%	1.75%
Expenses net of all reductions, if any	1.69% I	1.71%	1.72%	1.76%	1.74%	1.75%
Net investment income (loss)	(.84)% I	(.59)%	(.35)%	(.69)%	(.97)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$63,374	$54,985	$92,046	$119,843	$168,797	$328,417
Portfolio turnover rate J	55 % I	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.06	$35.37	$27.71	$23.99	$35.00	$33.16
Income from Investment Operations
Net investment income (loss) A,B	.03	.13	.19	.09	.01	.17
Net realized and unrealized gain (loss)	11.31	(2.74)	7.88	3.63	(5.61)	4.72
Total from investment operations	11.34	(2.61)	8.07	3.72	(5.60)	4.89
Distributions from net investment income	(.47)	(.86)	(.41)	-	(.16)	(.21)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)	(2.85)
Total distributions	(.57)	(1.70)	(.41)	-	(5.41)	(3.05) C
Net asset value, end of period	$41.83	$31.06	$35.37	$27.71	$23.99	$35.00
Total Return D,E	36.50%	(7.32)%	29.53%	15.51%	(18.74)%	14.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.71%	.72%	.74%	.73%	.74%
Expenses net of fee waivers, if any	.70 % H	.71%	.72%	.73%	.73%	.74%
Expenses net of all reductions, if any	.70% H	.71%	.72%	.73%	.73%	.74%
Net investment income (loss)	.16% H	.41%	.65%	.34%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$754,777	$561,342	$768,136	$701,786	$697,079	$1,129,492
Portfolio turnover rate I	55 % H	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.13	$35.47	$27.81	$24.04	$35.05	$33.22
Income from Investment Operations
Net investment income (loss) A,B	.05	.17	.23	.13	.05	.21
Net realized and unrealized gain (loss)	11.36	(2.76)	7.90	3.64	(5.62)	4.74
Total from investment operations	11.41	(2.59)	8.13	3.77	(5.57)	4.95
Distributions from net investment income	(.50)	(.91)	(.47)	-	(.19)	(.26)
Distributions from net realized gain	(.10)	(.84)	-	-	(5.25)	(2.87)
Total distributions	(.60)	(1.75)	(.47)	-	(5.44)	(3.12) C
Net asset value, end of period	$41.94	$31.13	$35.47	$27.81	$24.04	$35.05
Total Return D,E	36.62%	(7.24)%	29.69%	15.68%	(18.63)%	14.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.58%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.57 % H	.58%	.60%	.60%	.60%	.61%
Expenses net of all reductions, if any	.57% H	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	.28% H	.54%	.78%	.47%	.16%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$139,596	$90,458	$84,303	$61,044	$62,729	$89,641
Portfolio turnover rate I	55 % H	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Financials Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Insurance - 0.8%
AUB Group Ltd	286,025	6,017,032
FRANCE - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Amundi SA (c)(d)	108,500	9,639,355
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (a)	433,600	6,334,896
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	1,752,941	3,515,711
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	61,571	8,221,576
UNITED KINGDOM - 2.2%
Financials - 2.2%
Insurance - 2.2%
Hiscox Ltd	494,200	10,021,856
Lancashire Holdings Ltd	637,966	5,377,438

TOTAL UNITED KINGDOM		15,399,294
UNITED STATES - 92.8%
Financials - 92.1%
Banks - 34.9%
Associated Banc-Corp	241,847	6,592,749
Bank of America Corp	798,756	42,493,819
BOK Financial Corp	69,000	8,965,860
Citigroup Inc	223,505	25,861,764
East West Bancorp Inc	48,900	5,596,116
Eastern Bankshares Inc	368,700	7,552,820
First Hawaiian Inc	163,000	4,327,650
First Interstate BancSystem Inc Class A (a)	227,652	8,074,816
KeyCorp	331,000	7,123,120
M&T Bank Corp	57,688	12,781,930
Old National Bancorp/IN	418,333	10,219,875
TriCo Bancshares	108,300	5,395,506
Truist Financial Corp	296,300	15,235,746
UMB Financial Corp	70,245	8,930,949
United Community Bank/SC	129,100	4,444,913
US Bancorp	249,900	14,021,889
Wells Fargo & Co	539,528	48,821,890
WesBanco Inc	130,200	4,594,758
Wintrust Financial Corp	42,266	6,233,812
Zions Bancorp NA	60,200	3,606,582
		250,876,564
Capital Markets - 23.9%
AllianceBernstein Holding LP	143,300	6,095,982
Blue Owl Capital Inc Class A (a)	628,300	8,570,012
Carlyle Group Inc/The	93,700	5,507,686
Charles Schwab Corp/The	226,300	23,517,096
KKR & Co Inc Class A	107,500	12,282,950
Lazard Inc	177,652	9,543,465
MarketAxess Holdings Inc	47,100	7,970,733
Moody's Corp	22,400	11,548,544
Morgan Stanley	104,500	19,102,600
Nasdaq Inc	122,300	11,849,647
Northern Trust Corp	55,600	8,308,308
Perella Weinberg Partners Class A	138,000	3,078,780
Raymond James Financial Inc	53,350	8,848,631
State Street Corp	175,200	22,926,672
Stifel Financial Corp	200	24,660
Virtu Financial Inc Class A	290,060	12,040,391
Wealthfront Corp (b)	81,900	710,892
		171,927,049
Consumer Finance - 4.5%
Capital One Financial Corp	76,057	16,651,159
FirstCash Holdings Inc	47,571	8,110,856
SLM Corp	283,600	7,699,739
		32,461,754
Financial Services - 14.4%
Apollo Global Management Inc	133,109	17,908,485
Corpay Inc (b)	35,900	11,295,217
Essent Group Ltd	569	35,801
Mastercard Inc Class A	118,400	63,792,736
PayPal Holdings Inc	400	21,076
Voya Financial Inc	142,900	10,954,714
		104,008,029
Insurance - 14.4%
American Financial Group Inc/OH	65,600	8,545,712
Arthur J Gallagher & Co	38,400	9,575,808
Assurant Inc	49,800	11,858,874
Baldwin Insurance Group Inc/The Class A (b)	250,804	5,497,624
Brown & Brown Inc	114,900	8,284,290
Chubb Ltd	60,000	18,573,600
First American Financial Corp	128,900	8,143,902
Neptune Insurance Holdings Inc Class A	400	10,200
Reinsurance Group of America Inc	123,000	24,938,250
Selective Insurance Group Inc	97,200	8,172,576
		103,600,836
TOTAL FINANCIALS		662,874,232
Industrials - 0.7%
Professional Services - 0.7%
TransUnion	66,700	5,270,634
TOTAL UNITED STATES		668,144,866
TOTAL COMMON STOCKS (Cost $499,403,290)		717,272,730

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	1,286,990	1,287,247
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	11,341,860	11,342,994
TOTAL MONEY MARKET FUNDS (Cost $12,630,241)			12,630,241

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $512,033,531)	729,902,971
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(9,403,031)
NET ASSETS - 100.0%	720,499,940

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,639,355 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,639,355 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,494,495	45,188,424	45,395,478	37,069	(194)	-	1,287,247	1,286,990	0.0%
Fidelity Securities Lending Cash Central Fund	530,700	89,691,694	78,878,444	10,419	(956)	-	11,342,994	11,341,860	0.0%
Total	2,025,195	134,880,118	124,273,922	47,488	(1,150)	-	12,630,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	712,002,096	712,002,096	-	-
Industrials	5,270,634	5,270,634	-	-

Money Market Funds	12,630,241	12,630,241	-	-
Total Investments in Securities:	729,902,971	729,902,971	-	-
Fidelity Advisor® Financials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,897,996) - See accompanying schedule:
Unaffiliated issuers (cost $499,403,290)	$717,272,730
Fidelity Central Funds (cost $12,630,241)	12,630,241

Total Investment in Securities (cost $512,033,531)		$729,902,971
Foreign currency held at value (cost $32)		33
Receivable for investments sold		1,921,466
Receivable for fund shares sold		1,024,865
Dividends receivable		204,541
Distributions receivable from Fidelity Central Funds		7,554
Prepaid expenses		466
Total assets		733,061,896
Liabilities
Payable for fund shares redeemed	$639,002
Accrued management fee	412,345
Distribution and service plan fees payable	125,010
Other payables and accrued expenses	41,649
Collateral on securities loaned	11,343,950
Total liabilities		12,561,956
Net Assets		$720,499,940
Net Assets consist of:
Paid in capital		$497,521,209
Total accumulated earnings (loss)		222,978,731
Net Assets		$720,499,940

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($268,484,010 ÷ 7,116,402 shares)(a)		$37.73
Maximum offering price per share (100/94.25 of $37.73)		$40.03
Class M :
Net Asset Value and redemption price per share ($95,276,594 ÷ 2,563,592 shares)(a)		$37.17
Maximum offering price per share (100/96.50 of $37.17)		$38.52
Class C :
Net Asset Value and offering price per share ($33,468,698 ÷ 964,357 shares)(a)		$34.71
Class I :
Net Asset Value, offering price and redemption price per share ($225,944,582 ÷ 5,760,188 shares)		$39.23
Class Z :
Net Asset Value, offering price and redemption price per share ($97,326,056 ÷ 2,484,862 shares)		$39.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$7,665,350
Income from Fidelity Central Funds (including $10,419 from security lending)		47,488
Total income		7,712,838
Expenses
Management fee	$2,427,039
Distribution and service plan fees	741,557
Custodian fees and expenses	17,997
Independent trustees' fees and expenses	1,427
Registration fees	73,058
Audit fees	26,626
Legal	436
Interest	6,208
Miscellaneous	1,156
Total expenses		3,295,504
Net Investment income (loss)		4,417,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,548,084
Fidelity Central Funds	(1,150)
Foreign currency transactions	2,899
Total net realized gain (loss)		16,549,833
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,538,637
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		25,538,638
Net gain (loss)		42,088,471
Net increase (decrease) in net assets resulting from operations		$46,505,805
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,417,334	$8,610,243
Net realized gain (loss)	16,549,833	48,755,562
Change in net unrealized appreciation (depreciation)	25,538,638	51,741,863
Net increase (decrease) in net assets resulting from operations	46,505,805	109,107,668
Distributions to shareholders	(47,859,940)	(29,319,932)

Share transactions - net increase (decrease)	38,132,876	96,518,976
Total increase (decrease) in net assets	36,778,741	176,306,712

Net Assets
Beginning of period	683,721,199	507,414,487
End of period	$720,499,940	$683,721,199

Financial Highlights
Fidelity Advisor® Financials Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.78	$32.88	$25.84	$26.31	$28.41	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.23	.47	.51	.51	.44	.42
Net realized and unrealized gain (loss)	2.33	6.11	7.17	.50	(1.32)	10.55
Total from investment operations	2.56	6.58	7.68	1.01	(.88)	10.97
Distributions from net investment income	(.51)	(.44)	(.64)	(.45)	(.43)	(.45)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(2.61)	(1.68) C	(.64)	(1.48)	(1.22) C	(.56)
Net asset value, end of period	$37.73	$37.78	$32.88	$25.84	$26.31	$28.41
Total Return D,E,F	6.75%	20.42%	30.18%	4.17%	(3.40)%	61.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	1.00%	1.03%	1.05%	1.03%	1.07%
Expenses net of fee waivers, if any	.99 % I	1.00%	1.03%	1.04%	1.03%	1.07%
Expenses net of all reductions, if any	.99% I	1.00%	1.03%	1.04%	1.03%	1.06%
Net investment income (loss)	1.18% I	1.34%	1.83%	2.02%	1.55%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$268,484	$262,934	$203,328	$169,271	$189,413	$181,251
Portfolio turnover rate J	32 % I	49%	44% K	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.22	$32.43	$25.49	$25.98	$28.08	$17.79
Income from Investment Operations
Net investment income (loss) A,B	.17	.38	.44	.44	.37	.36
Net realized and unrealized gain (loss)	2.31	6.02	7.07	.49	(1.31)	10.44
Total from investment operations	2.48	6.40	7.51	.93	(.94)	10.80
Distributions from net investment income	(.43)	(.36)	(.57)	(.39)	(.37)	(.39)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(2.53)	(1.61)	(.57)	(1.42)	(1.16) C	(.51) C
Net asset value, end of period	$37.17	$37.22	$32.43	$25.49	$25.98	$28.08
Total Return D,E,F	6.62%	20.10%	29.90%	3.88%	(3.63)%	61.48%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.24% I	1.24%	1.27%	1.29%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24 % I	1.24%	1.27%	1.28%	1.28%	1.32%
Expenses net of all reductions, if any	1.24% I	1.24%	1.27%	1.28%	1.28%	1.31%
Net investment income (loss)	.93% I	1.10%	1.60%	1.78%	1.30%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$95,277	$90,287	$76,611	$64,588	$69,176	$60,508
Portfolio turnover rate J	32 % I	49%	44% K	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.80	$30.43	$23.92	$24.44	$26.48	$16.80
Income from Investment Operations
Net investment income (loss) A,B	.08	.19	.28	.30	.21	.22
Net realized and unrealized gain (loss)	2.14	5.64	6.64	.46	(1.23)	9.85
Total from investment operations	2.22	5.83	6.92	.76	(1.02)	10.07
Distributions from net investment income	(.21)	(.22)	(.41)	(.25)	(.23)	(.28)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(2.31)	(1.46) C	(.41)	(1.28)	(1.02) C	(.39)
Net asset value, end of period	$34.71	$34.80	$30.43	$23.92	$24.44	$26.48
Total Return D,E,F	6.35%	19.53%	29.23%	3.38%	(4.13)%	60.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.74% I	1.75%	1.78%	1.79%	1.79%	1.83%
Expenses net of fee waivers, if any	1.74 % I	1.75%	1.77%	1.79%	1.78%	1.82%
Expenses net of all reductions, if any	1.74% I	1.75%	1.77%	1.79%	1.78%	1.82%
Net investment income (loss)	.43% I	.59%	1.09%	1.27%	.80%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$33,469	$36,181	$36,108	$41,339	$58,177	$57,856
Portfolio turnover rate J	32 % I	49%	44% K	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.23	$34.10	$26.77	$27.20	$29.32	$18.55
Income from Investment Operations
Net investment income (loss) A,B	.29	.59	.61	.60	.54	.52
Net realized and unrealized gain (loss)	2.43	6.34	7.43	.52	(1.37)	10.86
Total from investment operations	2.72	6.93	8.04	1.12	(.83)	11.38
Distributions from net investment income	(.62)	(.55)	(.71)	(.53)	(.50)	(.50)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(2.72)	(1.80)	(.71)	(1.55) C	(1.29) C	(.61)
Net asset value, end of period	$39.23	$39.23	$34.10	$26.77	$27.20	$29.32
Total Return D,E	6.90%	20.75%	30.52%	4.47%	(3.13)%	62.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.76%	.77%	.76%	.79%
Expenses net of fee waivers, if any	.73 % H	.72%	.75%	.77%	.76%	.79%
Expenses net of all reductions, if any	.73% H	.72%	.75%	.77%	.76%	.78%
Net investment income (loss)	1.45% H	1.62%	2.11%	2.29%	1.82%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$225,945	$212,456	$124,435	$110,244	$131,118	$118,424
Portfolio turnover rate I	32 % H	49%	44% J	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.21	$34.07	$26.71	$27.16	$29.28	$18.53
Income from Investment Operations
Net investment income (loss) A,B	.31	.64	.63	.63	.57	.54
Net realized and unrealized gain (loss)	2.43	6.33	7.44	.51	(1.37)	10.86
Total from investment operations	2.74	6.97	8.07	1.14	(.80)	11.40
Distributions from net investment income	(.68)	(.58)	(.71)	(.57)	(.53)	(.54)
Distributions from net realized gain	(2.10)	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(2.78)	(1.83)	(.71)	(1.59) C	(1.32) C	(.65)
Net asset value, end of period	$39.17	$39.21	$34.07	$26.71	$27.16	$29.28
Total Return D,E	6.96%	20.89%	30.73%	4.58%	(3.03)%	62.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.59%	.63%	.64%	.64%	.66%
Expenses net of fee waivers, if any	.60 % H	.59%	.62%	.64%	.63%	.66%
Expenses net of all reductions, if any	.60% H	.59%	.62%	.64%	.63%	.65%
Net investment income (loss)	1.58% H	1.75%	2.24%	2.42%	1.95%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$97,326	$81,864	$66,932	$87,819	$63,009	$49,214
Portfolio turnover rate I	32 % H	49%	44% J	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 2.6%
Health Care - 2.6%
Pharmaceuticals - 2.6%
UCB SA	280,000	84,766,749
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (b)	690,000	28,296,900
DENMARK - 2.6%
Health Care - 2.6%
Biotechnology - 2.6%
Ascendis Pharma A/S ADR (b)	370,000	83,657,000
Galecto Inc (b)	50,000	1,311,750

TOTAL DENMARK		84,968,750
GERMANY - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
BioNTech SE ADR (b)(c)	208,000	23,660,000
Tubulis GmbH (d)(e)(f)	6,800	2,447,937

TOTAL GERMANY		26,107,937
NETHERLANDS - 3.8%
Health Care - 3.8%
Biotechnology - 3.4%
Argenx SE ADR (b)	109,000	91,614,500
Newamsterdam Pharma Co NV (b)	350,000	10,892,000
uniQure NV (b)	350,000	7,952,000
		110,458,500
Pharmaceuticals - 0.4%
Pharvaris NV (b)	500,000	13,525,000
TOTAL NETHERLANDS		123,983,500
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	260,000	8,463,000
UNITED STATES - 86.6%
Health Care - 86.6%
Biotechnology - 27.6%
AbbVie Inc	440,000	98,124,401
Acumen Pharmaceuticals Inc (b)	700,000	1,820,000
Alnylam Pharmaceuticals Inc (b)	167,000	56,456,020
Annexon Inc (b)	750,000	4,680,000
Apogee Therapeutics Inc (b)	49,416	3,237,242
BeOne Medicines Ltd ADR (b)	48,000	16,338,240
Biogen Inc (b)	40,000	7,195,600
Caris Life Sciences Inc (b)	1,420,000	32,887,200
Centessa Pharmaceuticals PLC ADR (b)	850,000	20,884,500
CG oncology Inc (b)	428,000	22,277,400
Cogent Biosciences Inc (b)	1,360,000	48,837,600
Cytokinetics Inc (b)	308,000	19,462,520
CytomX Therapeutics Inc (b)	1,750,000	9,957,500
Disc Medicine Inc (b)	365,000	28,221,800
Gilead Sciences Inc	400,000	56,780,000
Immunome Inc (b)	24,571	604,938
Insmed Inc (b)	250,000	39,217,500
Jade Biosciences Inc	280,000	4,370,800
Kiniksa Pharmaceuticals International Plc Class A (b)	288,813	12,684,667
Kymera Therapeutics Inc (b)	56,700	4,121,523
Legend Biotech Corp ADR (b)	2,054,484	35,953,470
Mineralys Therapeutics Inc (b)	540,000	16,680,600
Moderna Inc (b)(c)	1,020,000	44,951,400
Nuvalent Inc Class A (b)	400,000	41,156,000
Olema Pharmaceuticals Inc (b)	670,000	17,232,400
Oruka Therapeutics Inc (b)(c)	600,000	20,538,000
Oruka Therapeutics Inc (b)(d)	21,901	749,671
Praxis Precision Medicines Inc (b)	82,000	25,748,000
Revolution Medicines Inc (b)	50,000	4,847,500
Roivant Sciences Ltd (b)	500,000	10,810,000
Scholar Rock Holding Corp (b)	71,835	3,185,164
Soleno Therapeutics Inc (b)	210,000	8,097,600
Spyre Therapeutics Inc (b)(c)	470,351	15,041,825
Stoke Therapeutics Inc (b)	385,000	11,680,900
Summit Therapeutics Inc (b)(c)	500,000	7,240,000
Travere Therapeutics Inc (b)	285,000	8,860,650
Upstream Bio Inc (b)	400,000	12,432,000
Vaxcyte Inc (b)	560,000	29,999,200
Veracyte Inc (b)	520,000	19,801,600
Viking Therapeutics Inc (b)(c)	350,000	10,164,000
Viridian Therapeutics Inc (b)	1,500,000	49,500,000
Zenas Biopharma Inc (b)	500,000	9,185,000
Zenas Biopharma Inc (d)	122,099	2,242,959
		894,257,390
Health Care Equipment & Supplies - 17.3%
Boston Scientific Corp (b)	2,480,000	231,954,401
Edwards Lifesciences Corp (b)	828,000	67,366,080
Insulet Corp (b)	174,000	44,510,940
Intuitive Surgical Inc (b)	52,800	26,622,816
Kestra Medical Technologies Ltd	450,000	11,101,500
Masimo Corp (b)	500,000	68,665,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	9,982	126,771
Medline Inc Class A	560,000	24,752,000
Outset Medical Inc (b)	800,000	4,008,000
Penumbra Inc (b)	128,000	45,845,760
PROCEPT BioRobotics Corp (b)(c)	50,000	1,448,000
Saluda Medical Inc (d)(g)	215,913	1,856,835
Saluda Medical Inc depository receipt	966,580	831,251
Shoulder Innovations Inc (h)	256,192	3,627,679
Shoulder Innovations Inc (c)	54,500	771,720
Stryker Corp	80,000	29,564,800
		563,053,553
Health Care Providers & Services - 9.5%
Alignment Healthcare Inc (b)	1,120,000	25,233,600
Astrana Health Inc (b)	148,180	3,369,613
BrightSpring Health Services Inc (b)	1,080,000	42,411,600
Cigna Group/The	60,000	16,446,600
CVS Health Corp	950,000	70,794,000
Guardant Health Inc (b)	69,000	7,868,760
LifeStance Health Group Inc (b)	2,080,000	14,705,600
McKesson Corp	42,500	35,326,425
Omada Health Inc	450,000	6,727,500
Privia Health Group Inc (b)	1,180,000	27,399,600
Surgery Partners Inc (b)	500,000	7,430,000
UnitedHealth Group Inc	176,000	50,499,680
		308,212,978
Health Care Technology - 3.3%
HeartFlow Inc (g)	371,723	11,103,366
Veeva Systems Inc Class A (b)	308,000	62,807,360
Waystar Holding Corp (b)	1,280,000	33,996,800
		107,907,526
Life Sciences Tools & Services - 11.0%
10X Genomics Inc Class A (b)	1,000,000	20,200,000
Danaher Corp	928,000	203,129,920
IQVIA Holdings Inc (b)	186,000	42,807,900
Repligen Corp (b)	200,000	29,874,000
Thermo Fisher Scientific Inc	108,000	62,489,880
		358,501,700
Pharmaceuticals - 17.9%
Amylyx Pharmaceuticals Inc (b)	715,000	10,217,350
Axsome Therapeutics Inc (b)	60,000	11,055,000
Contineum Therapeutics Inc Class A (b)(c)	280,000	3,992,800
Crinetics Pharmaceuticals Inc (b)	690,000	34,458,600
Eli Lilly & Co	200,000	207,430,000
Enliven Therapeutics Inc (b)(c)	670,000	17,721,500
Johnson & Johnson	515,000	117,033,750
Merck & Co Inc	460,000	50,724,200
Ocular Therapeutix Inc (b)	224,148	2,048,713
Rapport Therapeutics Inc (b)	168,000	4,470,480
Roche Holding AG non-voting shares	75,000	34,105,494
Royalty Pharma PLC Class A	760,000	31,676,800
Structure Therapeutics Inc ADR (b)	350,000	30,957,500
Trevi Therapeutics Inc (b)	500,000	5,235,000
WaVe Life Sciences Ltd (b)	1,550,000	20,057,000
		581,184,187
TOTAL UNITED STATES		2,813,117,334
TOTAL COMMON STOCKS (Cost $1,973,987,791)		3,169,704,170

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/US 10% 12/31/2026 (d)(f)	2,488,028	2,865,710
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(f)(i)	1,433,586	1,518,454
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f)	1,101,674	1,439,557
TOTAL UNITED STATES		5,823,721
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,635,069)		5,823,721

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(f)	205,024	1,631,991
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Galecto Inc Series C	100	2,623,500
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (b)(d)(f)	7,391,153	5,617,276
UNITED STATES - 1.7%
Health Care - 1.6%
Biotechnology - 0.8%
Asimov Inc Series B (b)(d)(f)	67,547	1,914,957
Cleerly Inc Series C (b)(d)(f)	882,089	11,034,934
Element Biosciences Inc Series C (b)(d)(f)	376,690	2,840,243
Element Biosciences Inc Series D (b)(d)(f)	246,623	1,146,797
Element Biosciences Inc Series D1 (b)(d)(f)	246,623	1,146,797
ElevateBio LLC Series C (b)(d)(f)	163,300	331,499
Endeavor BioMedicines Inc Series C (b)(d)(f)	863,746	5,631,624
Parabilis Medicines Inc Series F (d)(f)	456,500	2,812,040
		26,858,891
Health Care Equipment & Supplies - 0.4%
Kardium Inc/US Series D-7 (f)	9,890,038	5,637,322
Kardium Inc/US Series D-7 (d)(f)	2,164,613	1,233,829
Kardium Inc/US Series D-7 (f)	450,354	256,702
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	199,633	6,675,727
		13,803,580
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(f)	327,591	835,357
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(d)(f)	130,618	4,000,830
Aledade Inc Series E1 (b)(d)(f)	46,526	1,425,091
Candid Therapeutics Series B (b)(d)(f)	1,956,465	2,367,323
Wugen Inc Series B (b)(d)(f)	300,054	477,085
		8,270,329
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(f)	2,552,870	1,838,067
Galvanize Therapeutics Series C-1 (d)(f)	3,668,545	1,650,845
		3,488,912
TOTAL HEALTH CARE		53,257,069
Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (d)(f)	695,694	2,309,704
TOTAL UNITED STATES		55,566,773
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,749,229)		65,439,540

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	8,278,814	8,280,469
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	103,215,684	103,226,006
TOTAL MONEY MARKET FUNDS (Cost $111,506,475)			111,506,475

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $2,185,878,564)	3,352,473,906
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(104,284,046)
NET ASSETS - 100.0%	3,248,189,860

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,721,973 or 2.1% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Level 3 security.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $12,960,201 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,627,679 or 0.1% of net assets.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	5,001,455

Aledade Inc Series E1	5/20/2022	2,317,664

Asimov Inc Series B	10/29/2021	6,260,303

Candid Therapeutics Series B	8/27/2024	2,347,758

Cleerly Inc Series C	7/8/2022	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	2,911,986

Element Biosciences Inc Series C	6/21/2021	7,743,504

Element Biosciences Inc Series D	6/28/2024	1,934,338

Element Biosciences Inc Series D1	6/28/2024	1,934,338

ElevateBio LLC Series C	3/9/2021	685,044

Endeavor BioMedicines Inc Series C	4/22/2024	5,635,597

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,407,608

Galvanize Therapeutics Series B	3/29/2022	4,419,746

Galvanize Therapeutics Series C-1	7/7/2025	1,614,159

InSightec Ltd Series G	6/17/2024	6,561,866

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	2,793,875

Kardium Inc/US Series D-7	8/6/2024	1,050,768

Manus Bio Inc Series One-6	3/30/2021	7,297,323

Medical Microinstruments Inc/Italy Series C	2/16/2024	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	328,515

Parabilis Medicines Inc Series F	1/6/2026	2,814,049

Saluda Medical Inc	3/12/2023 - 10/30/2025	8,443,455

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	9,402,913

Tubulis GmbH	12/11/2025	2,425,399

Wugen Inc 0% 12/31/2199	6/14/2024	1,433,586

Wugen Inc Series B	7/9/2021	2,326,889

Zenas Biopharma Inc	10/8/2025	2,319,881

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
HeartFlow Inc	2/4/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,128,816	277,321,641	277,167,777	181,373	(2,211)	-	8,280,469	8,278,814	0.0%
Fidelity Securities Lending Cash Central Fund	114,148,438	419,026,997	429,949,754	207,121	325	-	103,226,006	103,215,684	0.3%
Total	122,277,254	696,348,638	707,117,531	388,494	(1,886)	-	111,506,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	3,169,704,170	3,133,023,968	34,105,494	2,574,708

Convertible Corporate Bonds
Health Care	5,823,721	-	-	5,823,721

Convertible Preferred Stocks
Health Care	63,129,836	2,623,500	-	60,506,336
Materials	2,309,704	-	-	2,309,704

Money Market Funds	111,506,475	111,506,475	-	-
Total Investments in Securities:	3,352,473,906	3,247,153,943	34,105,494	71,214,469
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2026 ($)
Common Stocks	121,181	-	28,128	2,425,399	-	-	-	-	2,574,708	28,128
Convertible Preferred Stocks	58,911,122	-	2,927,795	8,408,296	(7,431,173)	-	-	-	62,816,040	1,757,139
Convertible Corporate Bonds	5,307,608	-	(344,562)	2,793,875	(1,933,200)	-	-	-	5,823,721	(84,160)
Preferred Securities	15,577,027	-	(2,788,195)	-	(12,788,832)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $105,192,948) - See accompanying schedule:
Unaffiliated issuers (cost $2,074,372,089)	$3,240,967,431
Fidelity Central Funds (cost $111,506,475)	111,506,475

Total Investment in Securities (cost $2,185,878,564)		$3,352,473,906
Cash		1,274
Foreign currency held at value (cost $11)		11
Receivable for investments sold		4,671,931
Receivable for fund shares sold		850,457
Dividends receivable		2,683,151
Interest receivable		254,955
Distributions receivable from Fidelity Central Funds		37,226
Prepaid expenses		2,249
Total assets		3,360,975,160
Liabilities
Payable for investments purchased	$4,561,550
Payable for fund shares redeemed	2,664,029
Accrued management fee	1,793,647
Distribution and service plan fees payable	503,964
Other payables and accrued expenses	38,307
Collateral on securities loaned	103,223,803
Total liabilities		112,785,300
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,248,189,860
Net Assets consist of:
Paid in capital		$1,791,924,969
Total accumulated earnings (loss)		1,456,264,891
Net Assets		$3,248,189,860

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,223,931,209 ÷ 21,765,084 shares)(a)		$56.23
Maximum offering price per share (100/94.25 of $56.23)		$59.66
Class M :
Net Asset Value and redemption price per share ($256,391,339 ÷ 5,158,174 shares)(a)		$49.71
Maximum offering price per share (100/96.50 of $49.71)		$51.51
Class C :
Net Asset Value and offering price per share ($154,427,886 ÷ 4,189,324 shares)(a)		$36.86
Class I :
Net Asset Value, offering price and redemption price per share ($1,269,293,759 ÷ 19,633,838 shares)		$64.65
Class Z :
Net Asset Value, offering price and redemption price per share ($344,145,667 ÷ 5,285,966 shares)		$65.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$7,351,454
Interest		43,545
Income from Fidelity Central Funds (including $207,121 from security lending)		388,494
Total income		7,783,493
Expenses
Management fee	$10,700,817
Distribution and service plan fees	2,975,301
Custodian fees and expenses	38,451
Independent trustees' fees and expenses	6,927
Registration fees	80,960
Audit fees	26,276
Legal	2,067
Interest	21,706
Miscellaneous	5,473
Total expenses		13,857,978
Net Investment income (loss)		(6,074,485)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	451,775,766
Fidelity Central Funds	(1,886)
Foreign currency transactions	42,160
Total net realized gain (loss)		451,816,040
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	144,181,190
Assets and liabilities in foreign currencies	27,995
Total change in net unrealized appreciation (depreciation)		144,209,185
Net gain (loss)		596,025,225
Net increase (decrease) in net assets resulting from operations		$589,950,740
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,074,485)	$(9,939,358)
Net realized gain (loss)	451,816,040	472,603,279
Change in net unrealized appreciation (depreciation)	144,209,185	(694,952,032)
Net increase (decrease) in net assets resulting from operations	589,950,740	(232,288,111)
Distributions to shareholders	(384,253,742)	(441,537,070)

Share transactions - net increase (decrease)	(180,079,926)	(719,185,180)
Total increase (decrease) in net assets	25,617,072	(1,393,010,361)

Net Assets
Beginning of period	3,222,572,788	4,615,583,149
End of period	$3,248,189,860	$3,222,572,788

Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.21	$63.72	$59.73	$57.59	$69.58	$61.07
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.20)	(.19)	(.24)	(.26)	(.26)
Net realized and unrealized gain (loss)	10.61	(3.45)	4.18	2.38	(7.58)	12.55
Total from investment operations	10.48	(3.65)	3.99	2.14	(7.84)	12.29
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)	(3.62)
Total distributions	(7.46)	(6.86)	-	-	(4.15)	(3.78)
Net asset value, end of period	$56.23	$53.21	$63.72	$59.73	$57.59	$69.58
Total Return C,D,E	19.52%	(6.40)%	6.68%	3.72%	(11.90)%	20.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.93%	.97%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.92 % H	.93%	.96%	.97%	.97%	.98%
Expenses net of all reductions, if any	.92% H	.93%	.96%	.97%	.97%	.98%
Net investment income (loss)	(.45)% H	(.34)%	(.32)%	(.42)%	(.42)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,223,931	$1,131,992	$1,437,683	$1,535,212	$1,488,238	$1,735,235
Portfolio turnover rate I	59 % H	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.81	$58.09	$54.58	$52.76	$64.25	$56.62
Income from Investment Operations
Net investment income (loss) A,B	(.18)	(.32)	(.31)	(.36)	(.38)	(.39)
Net realized and unrealized gain (loss)	9.54	(3.10)	3.82	2.18	(6.96)	11.61
Total from investment operations	9.36	(3.42)	3.51	1.82	(7.34)	11.22
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)	(3.57)
Total distributions	(7.46)	(6.86)	-	-	(4.15)	(3.59)
Net asset value, end of period	$49.71	$47.81	$58.09	$54.58	$52.76	$64.25
Total Return C,D,E	19.39%	(6.64)%	6.43%	3.45%	(12.12)%	20.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17% H	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of fee waivers, if any	1.17 % H	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of all reductions, if any	1.17% H	1.18%	1.22%	1.23%	1.22%	1.23%
Net investment income (loss)	(.70)% H	(.59)%	(.57)%	(.67)%	(.67)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$256,391	$237,800	$301,382	$315,963	$330,452	$402,175
Portfolio turnover rate I	59 % H	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.14	$46.87	$44.26	$43.00	$53.40	$47.63
Income from Investment Operations
Net investment income (loss) A,B	(.24)	(.46)	(.46)	(.51)	(.55)	(.58)
Net realized and unrealized gain (loss)	7.42	(2.41)	3.07	1.77	(5.70)	9.71
Total from investment operations	7.18	(2.87)	2.61	1.26	(6.25)	9.13
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)	(3.36)
Total distributions	(7.46)	(6.86)	-	-	(4.15)	(3.36)
Net asset value, end of period	$36.86	$37.14	$46.87	$44.26	$43.00	$53.40
Total Return C,D,E	19.07%	(7.10)%	5.90%	2.93%	(12.56)%	19.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67% H	1.68%	1.71%	1.73%	1.72%	1.73%
Expenses net of fee waivers, if any	1.67 % H	1.68%	1.70%	1.73%	1.72%	1.73%
Expenses net of all reductions, if any	1.67% H	1.68%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(1.20)% H	(1.09)%	(1.06)%	(1.17)%	(1.17)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$154,428	$163,698	$265,779	$365,165	$501,742	$697,626
Portfolio turnover rate I	59 % H	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.18	$71.00	$66.37	$63.83	$76.48	$66.81
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.06)	(.04)	(.10)	(.11)	(.10)
Net realized and unrealized gain (loss)	12.00	(3.90)	4.67	2.64	(8.39)	13.76
Total from investment operations	11.93	(3.96)	4.63	2.54	(8.50)	13.66
Distributions from net investment income	-	-	-	-	-	(.30)
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.15)	(3.69)
Total distributions	(7.46)	(6.86)	-	-	(4.15)	(3.99)
Net asset value, end of period	$64.65	$60.18	$71.00	$66.37	$63.83	$76.48
Total Return C,D	19.68%	(6.17)%	6.98%	3.98%	(11.68)%	21.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67% G	.68%	.70%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.67 % G	.68%	.70%	.71%	.71%	.72%
Expenses net of all reductions, if any	.67% G	.68%	.70%	.71%	.71%	.72%
Net investment income (loss)	(.20)% G	(.09)%	(.05)%	(.16)%	(.16)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,269,294	$1,324,127	$2,031,441	$2,593,539	$2,743,740	$3,410,787
Portfolio turnover rate H	59 % G	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.52	$71.29	$66.56	$63.93	$76.55	$66.88
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.02	.06	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	12.08	(3.93)	4.67	2.65	(8.38)	13.77
Total from investment operations	12.05	(3.91)	4.73	2.63	(8.41)	13.76
Distributions from net investment income	-	-	-	-	-	(.37)
Distributions from net realized gain	(7.46)	(6.86)	-	-	(4.21)	(3.73)
Total distributions	(7.46)	(6.86)	-	-	(4.21)	(4.09) C
Net asset value, end of period	$65.11	$60.52	$71.29	$66.56	$63.93	$76.55
Total Return D,E	19.77%	(6.07)%	7.11%	4.11%	(11.56)%	21.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.56%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.55 % H	.56%	.56%	.59%	.59%	.60%
Expenses net of all reductions, if any	.55% H	.56%	.56%	.59%	.59%	.59%
Net investment income (loss)	(.08)% H	.03%	.08%	(.03)%	(.04)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$344,146	$364,956	$579,298	$862,051	$817,321	$952,460
Portfolio turnover rate I	59 % H	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Industrials Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Industrials - 98.8%
Aerospace & Defense - 29.4%
Axon Enterprise Inc (b)	43,100	20,842,298
Beta Technologies Inc Class A (b)	8,400	180,599
Boeing Co (b)	497,822	116,350,958
GE Aerospace	450,640	138,251,846
General Dynamics Corp	83,000	29,140,470
HEICO Corp Class A	78,600	20,010,774
Howmet Aerospace Inc (a)	364,895	75,927,352
RTX Corp	161,400	32,430,102
StandardAero Inc (a)(b)	868,330	26,822,714
Textron Inc	146,000	12,856,759
TransDigm Group Inc	27,651	39,472,909
		512,286,781
Air Freight & Logistics - 1.2%
CH Robinson Worldwide Inc	118,250	23,052,838
Building Products - 8.1%
Carlisle Cos Inc (a)	34,624	11,802,975
Johnson Controls International plc	217,957	25,993,552
Simpson Manufacturing Co Inc	99,259	17,547,006
Trane Technologies PLC	201,935	84,929,823
		140,273,356
Commercial Services & Supplies - 3.6%
Cintas Corp	184,000	35,215,760
Waste Connections Inc (United States)	165,800	27,788,080
		63,003,840
Construction & Engineering - 4.5%
Comfort Systems USA Inc	24,702	28,212,154
Quanta Services Inc (a)	86,300	40,960,569
WillScot Holdings Corp	422,700	8,466,681
		77,639,404
Electrical Equipment - 12.3%
Acuity Inc	50,009	15,464,783
AMETEK Inc	141,154	31,615,673
Eaton Corp PLC	168,216	59,114,467
GE Vernova Inc	148,309	107,727,208
		213,922,131
Ground Transportation - 5.9%
CSX Corp	134,452	5,076,908
Knight-Swift Transportation Holdings Inc	370,100	20,392,510
Old Dominion Freight Line Inc	158,200	27,400,240
Uber Technologies Inc (b)	436,700	34,957,835
XPO Inc (b)	98,103	14,530,035
		102,357,528
Industrial Conglomerates - 1.8%
3M Co	201,200	30,815,792
Machinery - 25.9%
Caterpillar Inc	64,900	42,662,664
Cummins Inc	150,237	86,960,180
Deere & Co	68,400	36,115,200
Dover Corp	209,681	42,248,625
Ingersoll Rand Inc	663,807	57,147,145
ITT Inc	268,309	48,912,731
Parker-Hannifin Corp	88,113	82,459,670
RBC Bearings Inc (b)	30,400	15,189,967
Westinghouse Air Brake Technologies Corp	173,800	39,998,332
		451,694,514
Professional Services - 2.5%
CACI International Inc (b)	29,874	18,539,207
KBR Inc (a)	256,000	10,959,360
Leidos Holdings Inc	71,089	13,384,637
		42,883,204
Trading Companies & Distributors - 3.6%
Core & Main Inc Class A (b)	336,900	17,976,984
United Rentals Inc	31,050	24,282,963
WW Grainger Inc	18,259	19,718,624
		61,978,571
TOTAL INDUSTRIALS		1,719,907,959
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
GPGI Inc (c)	437,290	10,306,925
TOTAL UNITED STATES		1,730,214,884
TOTAL COMMON STOCKS (Cost $1,071,227,235)		1,730,214,884

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	7,191,169	7,192,607
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	9,935,837	9,936,831
TOTAL MONEY MARKET FUNDS (Cost $17,129,438)			17,129,438

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,088,356,673)	1,747,344,322
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(5,817,121)
NET ASSETS - 100.0%	1,741,527,201

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,306,925 or 0.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GPGI Inc	11/3/2025	8,089,865

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,676,992	113,398,191	116,907,462	151,908	(221)	-	7,192,607	7,191,169	0.0%
Fidelity Securities Lending Cash Central Fund	18,794,664	779,729,728	788,586,836	15,039	(725)	-	9,936,831	9,935,837	0.0%
Total	28,471,656	893,127,919	905,494,298	166,947	(946)	-	17,129,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	1,719,907,959	1,719,907,959	-	-
Information Technology	10,306,925	10,306,925	-	-

Money Market Funds	17,129,438	17,129,438	-	-
Total Investments in Securities:	1,747,344,322	1,747,344,322	-	-
Fidelity Advisor® Industrials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,629,199) - See accompanying schedule:
Unaffiliated issuers (cost $1,071,227,235)	$1,730,214,884
Fidelity Central Funds (cost $17,129,438)	17,129,438

Total Investment in Securities (cost $1,088,356,673)		$1,747,344,322
Receivable for investments sold		2,691,686
Receivable for fund shares sold		3,419,681
Dividends receivable		405,869
Distributions receivable from Fidelity Central Funds		42,809
Prepaid expenses		525
Receivable from investment adviser for expense reductions		258
Other receivables		163,357
Total assets		1,754,068,507
Liabilities
Payable for fund shares redeemed	$1,319,773
Accrued management fee	934,098
Distribution and service plan fees payable	147,536
Other payables and accrued expenses	202,343
Collateral on securities loaned	9,937,556
Total liabilities		12,541,306
Net Assets		$1,741,527,201
Net Assets consist of:
Paid in capital		$1,038,561,031
Total accumulated earnings (loss)		702,966,170
Net Assets		$1,741,527,201

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($387,544,432 ÷ 6,582,572 shares)(a)		$58.87
Maximum offering price per share (100/94.25 of $58.87)		$62.46
Class M :
Net Asset Value and redemption price per share ($87,644,020 ÷ 1,560,098 shares)(a)		$56.18
Maximum offering price per share (100/96.50 of $56.18)		$58.22
Class C :
Net Asset Value and offering price per share ($36,822,523 ÷ 792,345 shares)(a)		$46.47
Industrials Portfolio :
Net Asset Value, offering price and redemption price per share ($866,743,068 ÷ 13,388,265 shares)		$64.74
Class I :
Net Asset Value, offering price and redemption price per share ($285,913,103 ÷ 4,416,589 shares)		$64.74
Class Z :
Net Asset Value, offering price and redemption price per share ($76,860,055 ÷ 1,186,701 shares)		$64.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$4,277,352
Income from Fidelity Central Funds (including $15,039 from security lending)		166,947
Total income		4,444,299
Expenses
Management fee	$4,255,464
Distribution and service plan fees	840,869
Custodian fees and expenses	13,220
Independent trustees' fees and expenses	2,589
Registration fees	94,558
Audit fees	22,788
Legal	655
Interest	2,082
Miscellaneous	1,869
Total expenses before reductions	5,234,094
Expense reductions	(23,427)
Total expenses after reductions		5,210,667
Net Investment income (loss)		(766,368)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	38,759,579
Redemptions in-kind	22,130,389
Fidelity Central Funds	(946)
Total net realized gain (loss)		60,889,022
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	86,167,425
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		86,167,417
Net gain (loss)		147,056,439
Net increase (decrease) in net assets resulting from operations		$146,290,071
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(766,368)	$(458,146)
Net realized gain (loss)	60,889,022	26,573,267
Change in net unrealized appreciation (depreciation)	86,167,417	129,514,452
Net increase (decrease) in net assets resulting from operations	146,290,071	155,629,573
Distributions to shareholders	(26,174,041)	(24,480,680)

Share transactions - net increase (decrease)	814,529,040	93,722,990
Total increase (decrease) in net assets	934,645,070	224,871,883

Net Assets
Beginning of period	806,882,131	582,010,248
End of period	$1,741,527,201	$806,882,131

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.21	$45.68	$39.24	$34.23	$45.64	$33.85
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.06) C	.01 D	(.05) E	(.14)	(.17)
Net realized and unrealized gain (loss)	4.65	11.43	9.77	6.24	(2.62)	12.20
Total from investment operations	4.62	11.37	9.78	6.19	(2.76)	12.03
Distributions from net investment income	-	(.08)	-	(.02)	-	-
Distributions from net realized gain	(.96)	(1.76)	(3.34)	(1.16)	(8.65)	(.24)
Total distributions	(.96)	(1.84)	(3.34)	(1.18)	(8.65)	(.24)
Net asset value, end of period	$58.87	$55.21	$45.68	$39.24	$34.23	$45.64
Total Return F,G,H	8.47%	25.70%	26.64%	18.68%	(7.79)%	35.63%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.97% K	.98%	1.00%	1.03%	1.02%	1.03%
Expenses net of fee waivers, if any	.97 % K	.98%	1.00%	1.03%	1.01%	1.03%
Expenses net of all reductions, if any	.97% K	.98%	1.00%	1.03%	1.01%	1.01%
Net investment income (loss)	(.11)% K	(.12)% C	.02% D	(.13)% E	(.35)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$387,544	$355,053	$275,457	$226,370	$214,576	$264,130
Portfolio turnover rate L	41 % K,M,N	29%	29% M	189% M	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.20)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.25)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Industrials Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$52.79	$43.74	$37.77	$33.05	$44.31	$32.96
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.17) C	(.09) D	(.13) E	(.23)	(.27)
Net realized and unrealized gain (loss)	4.44	10.94	9.36	6.01	(2.53)	11.86
Total from investment operations	4.35	10.77	9.27	5.88	(2.76)	11.59
Distributions from net realized gain	(.96)	(1.72)	(3.30)	(1.16)	(8.50)	(.24)
Total distributions	(.96)	(1.72)	(3.30)	(1.16)	(8.50)	(.24)
Net asset value, end of period	$56.18	$52.79	$43.74	$37.77	$33.05	$44.31
Total Return F,G,H	8.35%	25.40%	26.30%	18.39%	(8.03)%	35.25%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.22% K	1.23%	1.25%	1.29%	1.27%	1.29%
Expenses net of fee waivers, if any	1.22 % K	1.23%	1.25%	1.28%	1.27%	1.29%
Expenses net of all reductions, if any	1.22% K	1.23%	1.25%	1.28%	1.27%	1.27%
Net investment income (loss)	(.35)% K	(.37)% C	(.23)% D	(.38)% E	(.60)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$87,644	$84,708	$67,472	$54,175	$49,501	$56,680
Portfolio turnover rate L	41 % K,M,N	29%	29% M	189% M	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.35)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.51)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Industrials Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.94	$36.87	$32.48	$28.72	$39.46	$29.52
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.34) C	(.24) D	(.26) E	(.37)	(.41)
Net realized and unrealized gain (loss)	3.68	9.13	7.93	5.18	(2.19)	10.59
Total from investment operations	3.49	8.79	7.69	4.92	(2.56)	10.18
Distributions from net realized gain	(.96)	(1.72)	(3.30)	(1.16)	(8.18)	(.24)
Total distributions	(.96)	(1.72)	(3.30)	(1.16)	(8.18)	(.24)
Net asset value, end of period	$46.47	$43.94	$36.87	$32.48	$28.72	$39.46
Total Return F,G,H	8.07%	24.73%	25.68%	17.81%	(8.48)%	34.58%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.72% K	1.74%	1.76%	1.79%	1.77%	1.79%
Expenses net of fee waivers, if any	1.72 % K	1.74%	1.76%	1.78%	1.77%	1.79%
Expenses net of all reductions, if any	1.72% K	1.74%	1.76%	1.78%	1.77%	1.77%
Net investment income (loss)	(.86)% K	(.88)% C	(.74)% D	(.89)% E	(1.10)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$36,823	$35,336	$33,930	$33,293	$37,417	$55,576
Portfolio turnover rate L	41 % K,M,N	29%	29% M	189% M	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.86)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.01)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Industrials Portfolio

Six months ended January 31, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$60.56
Income from Investment Operations
Net investment income (loss) B,C	(.05)
Net realized and unrealized gain (loss)	5.19
Total from investment operations	5.14
Distributions from net realized gain	(.96)
Total distributions	(.96)
Net asset value, end of period	$64.74
Total Return D,E	8.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65% H
Expenses net of fee waivers, if any	.65 % H
Expenses net of all reductions, if any	.65% H
Net investment income (loss)	(.24)% H
Supplemental Data
Net assets, end of period (000 omitted)	$866,743
Portfolio turnover rate I	41 % H,J,K

AFor the period October 9, 2025 (commencement of sale of shares) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Industrials Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.54	$49.94	$42.55	$36.95	$48.64	$35.97
Income from Investment Operations
Net investment income (loss) A,B	.05	.08 C	.13 D	.05 E	(.03)	(.06)
Net realized and unrealized gain (loss)	5.11	12.53	10.65	6.77	(2.84)	12.97
Total from investment operations	5.16	12.61	10.78	6.82	(2.87)	12.91
Distributions from net investment income	-	(.24)	-	(.06)	-	-
Distributions from net realized gain	(.96)	(1.76)	(3.39)	(1.16)	(8.82)	(.24)
Total distributions	(.96)	(2.01) F	(3.39)	(1.22)	(8.82)	(.24)
Net asset value, end of period	$64.74	$60.54	$49.94	$42.55	$36.95	$48.64
Total Return G,H	8.62%	26.05%	26.97%	19.02%	(7.55)%	35.98%
Ratios to Average Net Assets A,I,J
Expenses before reductions	.71% K	.71%	.74%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.71 % K	.71%	.73%	.76%	.75%	.76%
Expenses net of all reductions, if any	.71% K	.71%	.73%	.76%	.75%	.74%
Net investment income (loss)	.16% K	.15% C	.29% D	.14% E	(.08)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$285,913	$263,765	$157,455	$140,764	$145,849	$248,090
Portfolio turnover rate L	41 % K,M,N	29%	29% M	189% M	106%	205%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Industrials Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$60.53	$49.95	$42.52	$36.91	$48.61	$35.90
Income from Investment Operations
Net investment income (loss) A,B	.08	.14 C	.18 D	.10 E	.02	- F
Net realized and unrealized gain (loss)	5.12	12.52	10.65	6.75	(2.83)	12.95
Total from investment operations	5.20	12.66	10.83	6.85	(2.81)	12.95
Distributions from net investment income	-	(.32)	-	(.08)	-	-
Distributions from net realized gain	(.96)	(1.76)	(3.40)	(1.16)	(8.89)	(.24)
Total distributions	(.96)	(2.08)	(3.40)	(1.24)	(8.89)	(.24)
Net asset value, end of period	$64.77	$60.53	$49.95	$42.52	$36.91	$48.61
Total Return G,H	8.69%	26.20%	27.12%	19.14%	(7.42)%	36.16%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.59% K	.59%	.61%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.59 % K	.59%	.61%	.63%	.62%	.64%
Expenses net of all reductions, if any	.59% K	.59%	.61%	.63%	.62%	.62%
Net investment income (loss)	.27% K	.27% C	.41% D	.26% E	.04%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$76,860	$68,020	$47,696	$104,120	$23,974	$50,167
Portfolio turnover rate L	41 % K,M,N	29%	29% M	189% M	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Semiconductors Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.3%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	405,132	417,286
ISRAEL - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Nova Ltd (b)(e)	313,732	143,639,059
JAPAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems Inc (b)	2,246,882	82,932,415
Kioxia Holdings Corp (b)	205,100	28,307,934

TOTAL JAPAN		111,240,349
NETHERLANDS - 8.2%
Information Technology - 8.2%
Semiconductors & Semiconductor Equipment - 8.2%
ASML Holding NV depository receipt	65,248	92,847,904
NXP Semiconductors NV	1,476,910	333,988,427

TOTAL NETHERLANDS		426,836,331
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Silicon Motion Technology Corp ADR	418,400	49,760,312
Taiwan Semiconductor Manufacturing Co Ltd ADR	113,858	37,636,900

TOTAL TAIWAN		87,397,212
UNITED STATES - 78.5%
Information Technology - 78.5%
Electronic Equipment, Instruments & Components - 0.7%
Aeva Technologies Inc (b)(e)	23,620	301,627
Coherent Corp (b)	173,800	36,876,884
		37,178,511
Semiconductors & Semiconductor Equipment - 72.4%
Analog Devices Inc	182,300	56,673,424
Astera Labs Inc (b)	1,094,549	164,860,970
Broadcom Inc	1,668,210	552,677,973
Entegris Inc (e)	247,200	29,186,904
GlobalFoundries Inc (b)	3,986,075	168,212,365
Impinj Inc (b)	152,359	21,040,778
Lam Research Corp	1,057,341	246,846,830
MACOM Technology Solutions Holdings Inc (b)	481,492	105,475,638
Marvell Technology Inc	5,091,232	401,800,029
Micron Technology Inc	595,501	247,061,455
Monolithic Power Systems Inc	221,415	248,903,672
NVIDIA Corp	6,758,036	1,291,663,421
ON Semiconductor Corp (b)	3,799,519	227,553,193
Synaptics Inc (b)	140,821	11,619,141
Wolfspeed Inc	458	7,172
Wolfspeed Inc (c)(e)	54,700	1
		3,773,582,966
Software - 0.0%
Celestial AI Inc (c)(d)	3,908	104,813
Technology Hardware, Storage & Peripherals - 5.4%
Sandisk Corp/DE	240,500	138,588,125
Western Digital Corp	581,615	145,537,522
		284,125,647
TOTAL UNITED STATES		4,094,991,937
TOTAL COMMON STOCKS (Cost $2,535,634,747)		4,864,522,174

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	21,300	1,478,646
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	199,700	1,577,630
Element Labs Inc Series B (c)(d)	88,900	780,542

TOTAL ISRAEL		2,358,172
UNITED STATES - 0.7%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	11,132	132,359
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	1,740	123,035
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	21,358	1,594,162
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	1,019	73,562
TOTAL FINANCIALS		1,923,118
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	248,000	1,892,240
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Cerebras Systems Inc Series G (c)(d)	66,900	5,955,438
Cerebras Systems Inc Series H (d)	49,500	4,406,272
Frore Systems Inc Series C (b)(c)(d)	143,630	3,722,890
Menlo Microsystems Inc Series C (b)(c)(d)	79,800	43,890
		14,128,490
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	48,363	1,387,534
Alif Semiconductor Series D (c)(d)	48,000	1,457,280
Danger Devices Inc Series B (c)(d)	1,157,700	1,053,507
Retym Inc Series C (b)(c)(d)	55,074	574,422
Retym Inc Series D (b)(c)(d)	13,663	150,293
SiMa Technologies Inc Series B (b)(c)(d)	30,638	201,292
SiMa Technologies Inc Series B1 (b)(c)(d)	18,145	137,902
		4,962,230
Software - 0.1%
Celestial AI Inc Series A (c)(d)	24,922	668,408
Celestial AI Inc Series B (c)(d)	18,753	502,955
Celestial AI Inc Series C1 (c)(d)	75,119	2,014,692
Density Ai Inc (c)(d)	623,100	928,419
Lyte Ai Inc Series B (b)(c)(d)	34,117	358,570
		4,473,044
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	32,553	1,745,492
Lightmatter Inc Series C2 (b)(c)(d)	5,113	281,828
Lightmatter Inc Series D (b)(c)(d)	23,200	1,641,864
		3,669,184
TOTAL INFORMATION TECHNOLOGY		27,232,948
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	18,335	569,485
TOTAL UNITED STATES		31,617,791
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,395,558)		35,454,609

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(f)	2,006,368	1,994,932
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	52,047	68,130
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	561,000	666,926

TOTAL UNITED STATES		735,056
TOTAL PREFERRED SECURITIES (Cost $2,619,415)		2,729,988

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	187,177,260	187,214,695
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	62,842,930	62,849,215
TOTAL MONEY MARKET FUNDS (Cost $250,063,910)			250,063,910

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,814,713,630)	5,152,770,681
NET OTHER ASSETS (LIABILITIES) - 1.2%	60,772,091
NET ASSETS - 100.0%	5,213,542,772

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,706,696 or 0.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	142,053

Alif Semiconductor Series C	3/8/2022	981,698

Alif Semiconductor Series D	4/11/2025	1,296,821

Celestial AI Inc	2/25/2025	57,900

Celestial AI Inc Series A	2/25/2025	369,237

Celestial AI Inc Series B	2/25/2025	277,839

Celestial AI Inc Series C1	2/25/2025	1,309,339

Cerebras Systems Inc Series G	9/19/2025	2,423,948

Cerebras Systems Inc Series H	1/30/2026	4,406,272

Danger Devices Inc Series B	3/5/2025	1,042,509

Density Ai Inc	12/5/2025	928,410

Diamond Foundry Inc Series C	3/15/2021	440,040

Element Labs Inc Series A	2/11/2025	736,613

Element Labs Inc Series B	6/27/2025	780,444

Empower Semiconductor Inc Series D	6/27/2025	1,990,398

Frore Systems Inc Series C	5/10/2024	2,308,192

Lightmatter Inc Series C1	5/19/2023	535,718

Lightmatter Inc Series C2	12/18/2023	132,947

Lightmatter Inc Series D	10/11/2024	1,861,348

Lyte Ai Inc Series B	8/13/2024	432,811

Menlo Microsystems Inc Series C	2/9/2022	105,775

Retym Inc Series C	5/17/2023 - 6/20/2023	428,575

Retym Inc Series D	1/29/2025	144,650

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	52,047

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	561,000

SiMa Technologies Inc Series B	5/10/2021	157,094

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	128,664

Taalas Inc 0%	12/23/2025	2,006,368

Taalas Inc Series B	2/19/2025	1,169,655

Taalas Inc warrants	12/23/2025	405,132

Tenstorrent Holdings Inc Series C1	4/23/2021	103,509

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/2024	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	126,070,951	1,340,866,052	1,279,733,456	1,584,738	11,148	-	187,214,695	187,177,260	0.3%
Fidelity Securities Lending Cash Central Fund	46,777,640	1,000,817,904	984,759,618	125,648	13,289	-	62,849,215	62,842,930	0.2%
Total	172,848,591	2,341,683,956	2,264,493,074	1,710,386	24,437	-	250,063,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	4,864,522,174	4,864,000,074	-	522,100

Convertible Preferred Stocks
Financials	1,923,118	-	-	1,923,118
Industrials	4,250,412	-	-	4,250,412
Information Technology	28,711,594	4,406,272	-	24,305,322
Materials	569,485	-	-	569,485

Preferred Securities
Information Technology	2,729,988	-	-	2,729,988

Money Market Funds	250,063,910	250,063,910	-	-
Total Investments in Securities:	5,152,770,681	5,118,470,256	-	34,300,425
Fidelity Advisor® Semiconductors Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,173,826) - See accompanying schedule:
Unaffiliated issuers (cost $2,564,649,720)	$4,902,706,771
Fidelity Central Funds (cost $250,063,910)	250,063,910

Total Investment in Securities (cost $2,814,713,630)		$5,152,770,681
Receivable for investments sold		320,318,977
Receivable for fund shares sold		6,320,647
Dividends receivable		24,720
Distributions receivable from Fidelity Central Funds		149,723
Prepaid expenses		2,295
Total assets		5,479,587,043
Liabilities
Payable to custodian bank	$877
Payable for investments purchased	196,750,096
Payable for fund shares redeemed	2,881,040
Accrued management fee	2,687,137
Distribution and service plan fees payable	839,563
Other payables and accrued expenses	49,632
Collateral on securities loaned	62,835,926
Total liabilities		266,044,271
Net Assets		$5,213,542,772
Net Assets consist of:
Paid in capital		$2,423,412,523
Total accumulated earnings (loss)		2,790,130,249
Net Assets		$5,213,542,772

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,127,584,306 ÷ 17,050,073 shares)(a)		$124.78
Maximum offering price per share (100/94.25 of $124.78)		$132.39
Class M :
Net Asset Value and redemption price per share ($338,380,777 ÷ 2,942,456 shares)(a)		$115.00
Maximum offering price per share (100/96.50 of $115.00)		$119.17
Class C :
Net Asset Value and offering price per share ($345,503,624 ÷ 3,614,946 shares)(a)		$95.58
Class I :
Net Asset Value, offering price and redemption price per share ($1,905,469,279 ÷ 13,924,859 shares)		$136.84
Class Z :
Net Asset Value, offering price and redemption price per share ($496,604,786 ÷ 3,618,560 shares)		$137.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends		$8,864,261
Income from Fidelity Central Funds (including $125,648 from security lending)		1,710,386
Total income		10,574,647
Expenses
Management fee	$13,952,047
Distribution and service plan fees	4,382,329
Custodian fees and expenses	30,977
Independent trustees' fees and expenses	7,747
Registration fees	138,456
Audit fees	24,451
Legal	3,429
Miscellaneous	5,815
Total expenses		18,545,251
Net Investment income (loss)		(7,970,604)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	726,408,913
Fidelity Central Funds	24,437
Foreign currency transactions	21,785
Total net realized gain (loss)		726,455,135
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	692,385,026
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		692,385,020
Net gain (loss)		1,418,840,155
Net increase (decrease) in net assets resulting from operations		$1,410,869,551
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,970,604)	$(7,739,060)
Net realized gain (loss)	726,455,135	150,091,262
Change in net unrealized appreciation (depreciation)	692,385,020	490,424,491
Net increase (decrease) in net assets resulting from operations	1,410,869,551	632,776,693
Distributions to shareholders	(297,937,379)	(193,954,623)

Share transactions - net increase (decrease)	542,766,263	420,804,956
Total increase (decrease) in net assets	1,655,698,435	859,627,026

Net Assets
Beginning of period	3,557,844,337	2,698,217,311
End of period	$5,213,542,772	$3,557,844,337

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.35	$83.81	$62.13	$42.85	$46.29	$29.79
Income from Investment Operations
Net investment income (loss) A,B	(.24)	(.26)	(.22)	(.05)	(.13)	(.08)
Net realized and unrealized gain (loss)	36.42	18.56	23.97	20.53	(.83)	18.29
Total from investment operations	36.18	18.30	23.75	20.48	(.96)	18.21
Distributions from net investment income	-	-	-	-	-	(.04)
Distributions from net realized gain	(7.75)	(5.76)	(2.07)	(1.20)	(2.48)	(1.67)
Total distributions	(7.75)	(5.76)	(2.07)	(1.20)	(2.48)	(1.71)
Net asset value, end of period	$124.78	$96.35	$83.81	$62.13	$42.85	$46.29
Total Return C,D,E	38.35%	22.69%	39.52%	49.31%	(3.21)%	62.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.94%	.97%	1.01%	1.01%	1.04%
Expenses net of fee waivers, if any	.91 % H	.94%	.96%	1.00%	1.01%	1.04%
Expenses net of all reductions, if any	.91% H	.94%	.96%	1.00%	1.01%	1.03%
Net investment income (loss)	(.43)% H	(.32)%	(.31)%	(.10)%	(.27)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,127,584	$1,426,841	$1,056,998	$581,690	$319,402	$279,755
Portfolio turnover rate I	110 % H	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class M

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.22	$78.19	$58.24	$40.34	$43.75	$28.25
Income from Investment Operations
Net investment income (loss) A,B	(.35)	(.43)	(.37)	(.15)	(.23)	(.17)
Net realized and unrealized gain (loss)	33.67	17.22	22.39	19.25	(.76)	17.31
Total from investment operations	33.32	16.79	22.02	19.10	(.99)	17.14
Distributions from net realized gain	(7.54)	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)
Total distributions	(7.54)	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)
Net asset value, end of period	$115.00	$89.22	$78.19	$58.24	$40.34	$43.75
Total Return C,D,E	38.18%	22.38%	39.18%	48.95%	(3.43)%	61.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16% H	1.19%	1.21%	1.25%	1.26%	1.30%
Expenses net of fee waivers, if any	1.16 % H	1.19%	1.21%	1.25%	1.25%	1.30%
Expenses net of all reductions, if any	1.16% H	1.19%	1.21%	1.25%	1.25%	1.29%
Net investment income (loss)	(.68)% H	(.57)%	(.56)%	(.35)%	(.52)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$338,381	$232,410	$176,276	$94,006	$48,499	$49,963
Portfolio turnover rate I	110 % H	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class C

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$75.02	$66.90	$50.38	$35.24	$38.59	$25.18
Income from Investment Operations
Net investment income (loss) A,B	(.51)	(.69)	(.60)	(.31)	(.40)	(.31)
Net realized and unrealized gain (loss)	28.20	14.57	19.19	16.65	(.61)	15.35
Total from investment operations	27.69	13.88	18.59	16.34	(1.01)	15.04
Distributions from net realized gain	(7.13)	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)
Total distributions	(7.13)	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)
Net asset value, end of period	$95.58	$75.02	$66.90	$50.38	$35.24	$38.59
Total Return C,D,E	37.84%	21.78%	38.46%	48.18%	(3.93)%	61.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66% H	1.69%	1.72%	1.76%	1.76%	1.79%
Expenses net of fee waivers, if any	1.66 % H	1.69%	1.71%	1.76%	1.76%	1.79%
Expenses net of all reductions, if any	1.66% H	1.69%	1.71%	1.76%	1.76%	1.79%
Net investment income (loss)	(1.18)% H	(1.07)%	(1.07)%	(.86)%	(1.03)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$345,504	$253,115	$221,749	$129,390	$88,592	$86,217
Portfolio turnover rate I	110 % H	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$105.09	$90.71	$66.91	$45.93	$49.39	$31.68
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.06)	(.05)	.08	(.01)	.03
Net realized and unrealized gain (loss)	39.80	20.20	25.92	22.10	(.92)	19.47
Total from investment operations	39.69	20.14	25.87	22.18	(.93)	19.50
Distributions from net investment income	-	-	-	-	-	(.12)
Distributions from net realized gain	(7.94)	(5.76)	(2.07)	(1.20)	(2.53)	(1.67)
Total distributions	(7.94)	(5.76)	(2.07)	(1.20)	(2.53)	(1.79)
Net asset value, end of period	$136.84	$105.09	$90.71	$66.91	$45.93	$49.39
Total Return C,D	38.52%	23.00%	39.87%	49.71%	(2.96)%	62.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.69%	.72%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.66 % G	.69%	.71%	.74%	.74%	.77%
Expenses net of all reductions, if any	.66% G	.69%	.71%	.74%	.74%	.76%
Net investment income (loss)	(.18)% G	(.07)%	(.07)%	.16%	(.01)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905,469	$1,326,260	$1,016,505	$530,775	$309,873	$257,502
Portfolio turnover rate H	110 % G	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class Z

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$105.49	$90.94	$66.99	$45.93	$49.35	$31.65
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.04	.04	.14	.06	.08
Net realized and unrealized gain (loss)	39.95	20.27	25.98	22.12	(.92)	19.45
Total from investment operations	39.91	20.31	26.02	22.26	(.86)	19.53
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	(8.16)	(5.76)	(2.07)	(1.20)	(2.56)	(1.67)
Total distributions	(8.16)	(5.76)	(2.07)	(1.20)	(2.56)	(1.83)
Net asset value, end of period	$137.24	$105.49	$90.94	$66.99	$45.93	$49.35
Total Return C,D	38.61%	23.14%	40.05%	49.89%	(2.83)%	63.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.57%	.60%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.55 % G	.57%	.59%	.62%	.62%	.64%
Expenses net of all reductions, if any	.55% G	.57%	.59%	.62%	.62%	.64%
Net investment income (loss)	(.06)% G	.05%	.05%	.28%	.11%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$496,605	$319,219	$226,689	$95,876	$47,782	$26,856
Portfolio turnover rate H	110 % G	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund and Fidelity Advisor Semiconductors Fund (the Funds) are non-diversified funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financials Fund and Fidelity Advisor Health Care Fund. The Board of Trustees approved the creation of an additional class of shares. Effective October 9,2025, the Fidelity Advisor Industrials Fund commenced sale of Industrials Portfolio shares. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares. Fidelity Advisor Industrials Fund also offers Industrials Portfolio shares which commenced sale on October 9, 2025. Each Class has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The financial statements for Fidelity Advisor Biotechnology Fund and Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$2,267,948	Market approach	Transaction price	$360.11	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	90.0%	Increase
			Term	2.0	Increase
Convertible Corporate Bonds	$880,526	Market approach	Transaction price	$100.00	Increase
		Black scholes	Discount rate	3.6%	Increase
			Volatility	110.0%	Increase
			Term	3.0	Increase
Convertible Preferred Stocks	$35,528,528	Market approach	Transaction price	$0.41 - $8.61 / $3.61	Increase
			Discount rate	90.0%	Decrease
			Premium rate	10.0% - 20.0% / 15.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 3.7% / 3.7%	Increase
			Volatility	75.0% - 110.0% / 85.5%	Increase
			Term	2.0 - 3.0 / 2.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$2,574,708	Market approach	Transaction price	$33.33 - $360.11 / $344.02	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.6%	Increase
			Volatility	70.0% - 90.0% / 89.0%	Increase
			Term	2.0 - 5.0 / 2.1	Increase
Convertible Corporate Bonds	$5,823,721	Market approach	Transaction price	$100.00	Increase
			Probability rate	100.0%	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.7%	Increase
			Volatility	60.0% - 110.0% / 74.3%	Increase
			Term	1.0 - 3.0 / 2.5	Increase
Convertible Preferred Stocks	$62,816,040	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.2 - 12.0 / 4.8	Increase
		Market approach	Transaction price	$0.65 - $33.33 / $10.88	Increase
			Discount rate	10.0% - 40.0% / 32.8%	Decrease
			Premium rate	10.0% - 20.0% / 11.7%	Increase
		Black scholes	Discount rate	3.6% - 3.8% / 3.7%	Increase
			Volatility	45.0% - 110.0% / 67.8%	Increase
			Term	2.0 - 5.0 / 3.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Biotechnology Fund	1,045,595,255	932,599,053	(45,128,791)	887,470,262
Fidelity Advisor Financials Fund	513,305,051	231,763,728	(15,165,808)	216,597,920
Fidelity Advisor Health Care Fund	2,194,945,770	1,296,602,570	(139,074,434)	1,157,528,136
Fidelity Advisor Industrials Fund	1,090,889,883	671,705,204	(15,250,765)	656,454,439
Fidelity Advisor Semiconductors Fund	2,836,112,601	2,407,586,428	(90,928,348)	2,316,658,080

In Prior year, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to July 31, 2025 and ordinary losses recognized during the period January 1, 2025 to July 31, 2025. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity Advisor Biotechnology Fund	(28,161,589)	-
Fidelity Advisor Health Care Fund	-	(5,156,008)
Fidelity Advisor Industrials fund		(1,714,570)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Fidelity Advisor Health Care Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

	Investment to be Acquired	Shares	Commitment Amount ($)	Unrealized Appreciation/(Depreciation) ($)
Fidelity Advisor Health Care Fund	Freenome Holdings, Inc.	169,200	1,692,000	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor Biotechnology Fund	2,267,942.12
Fidelity Advisor Health Care Fund	3,283,294.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	461,724,566	482,148,807
Fidelity Advisor Financials Fund	111,251,300	119,156,984
Fidelity Advisor Health Care Fund	975,700,810	1,550,710,618
Fidelity Advisor Industrials Fund	258,174,655	250,944,338
Fidelity Advisor Semiconductors Fund	2,506,253,438	2,290,335,080

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Industrials Fund	599,048	-	22,130,389	22,130,389	36,529,952
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.71
Class M	.72
Class C	.72
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Industrials Portfolio	.67
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.69
Class M	.68
Class C	.70
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.68
Class M	.68
Class C	.68
Class I	.68
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.71
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54
Fidelity Advisor Industrials Fund
Class A	.69
Class M	.69
Class C	.69
Industrials Portfolio	.64
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.65
Class M	.65
Class C	.65
Class I	.65
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	886,957	4,696
Class M	.25%	.25%	318,604	-
Class C	.75%	.25%	310,768	17,808
			1,516,329	22,504
Fidelity Advisor Financials Fund
Class A	- %	.25%	330,470	-
Class M	.25%	.25%	231,583	-
Class C	.75%	.25%	179,504	30,869
			741,557	30,869
Fidelity Advisor Health Care Fund
Class A	- %	.25%	1,515,843	-
Class M	.25%	.25%	638,796	-
Class C	.75%	.25%	820,662	25,226
			2,975,301	25,226
Fidelity Advisor Industrials Fund
Class A	- %	.25%	454,058	7,035
Class M	.25%	.25%	208,886	-
Class C	.75%	.25%	177,925	35,086
			840,869	42,121
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	2,189,581	39,688
Class M	.25%	.25%	705,343	-
Class C	.75%	.25%	1,487,405	237,477
			4,382,329	277,165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	49,151
Class M	2,744
Class C A	242
52,137
Fidelity Advisor Financials Fund
Class A	42,268
Class M	2,998
Class C A	506
45,772
Fidelity Advisor Health Care Fund
Class A	49,072
Class M	3,148
Class C A	807
53,027
Fidelity Advisor Industrials Fund
Class A	62,411
Class M	2,488
Class C A	27
64,926
Fidelity Advisor Semiconductors Fund
Class A	963,701
Class M	17,048
Class C A	1,129
981,878

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Industrials Fund	163,077

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	13,162
Fidelity Advisor Financials Fund	1,450
Fidelity Advisor Health Care Fund	41,560
Fidelity Advisor Industrials Fund	2,294
Fidelity Advisor Semiconductors Fund	26,132

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Financials Fund	Borrower	4,683,700	4.35%	5,656
Fidelity Advisor Health Care Fund	Borrower	9,609,316	4.28%	21,706
Fidelity Advisor Industrials Fund	Borrower	8,562,000	4.38%	2,082

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	42,353,054	71,135,432	16,808,274
Fidelity Advisor Financials Fund	11,062,586	3,867,171	626,443
Fidelity Advisor Health Care Fund	52,445,418	155,426,495	39,865,287
Fidelity Advisor Industrials Fund	9,852,940	11,846,335	3,429,655
Fidelity Advisor Semiconductors Fund	117,321,070	285,817,297	138,024,440
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Biotechnology Fund	1,243
Fidelity Advisor Financials Fund	573
Fidelity Advisor Health Care Fund	2,830
Fidelity Advisor Industrials Fund	1,004
Fidelity Advisor Semiconductors Fund	2,972
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Biotechnology Fund	29,582	700	-
Fidelity Advisor Financials Fund	1,142	3	-
Fidelity Advisor Health Care Fund	20,929	-	-
Fidelity Advisor Industrials Fund	1,636	-	-
Fidelity Advisor Semiconductors Fund	13,617	12,575	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Biotechnology Fund	58,584,307
Fidelity Advisor Health Care Fund	7,980,713
Fidelity Advisor Semiconductors Fund	588,273
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Financials Fund	1,371,667	4.83%	552
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Biotechnology Fund	2,333
Fidelity Advisor Industrials Fund	3,055

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows as follows:

Fund-Level Amount ($)
Fidelity Advisor Industrials Fund	258

Class-Level Amount ($)
Class A	4,512
Class M	1,021
Class C	439
Industrials Portfolio	10,145
Class I	3,155
Class Z	842
Total	20,114
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$10,959,151	$35,680,743
Class M	2,043,979	6,875,045
Class C	1,071,320	4,545,928
Class I	10,233,523	36,584,307
Class Z	1,919,613	4,140,434
Total	$26,227,586	$87,826,457
Fidelity Advisor Financials Fund
Distributions to shareholders
Class A	$17,440,242	$10,714,275
Class M	6,088,713	3,846,484
Class C	2,207,629	1,771,962
Class I	15,549,707	8,847,671
Class Z	6,573,649	4,139,540
Total	$47,859,940	$29,319,932
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$147,314,280	$ 148,445,930
Class M	34,488,446	33,846,903
Class C	27,681,177	34,204,550
Class I	137,153,307	177,174,821
Class Z	37,616,532	47,864,866
Total	$384,253,742	$441,537,070
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$6,197,363	$11,007,827
Class M	1,469,775	2,622,510
Class C	759,682	1,569,587
Industrials Portfolio A	12,736,590	-
Class I	3,954,801	7,029,076
Class Z	1,055,830	2,251,680
Total	$26,174,041	$24,480,680
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$121,887,894	$77,150,702
Class M	20,493,440	13,427,582
Class C	23,867,099	19,503,344
Class I	103,643,224	68,151,730
Class Z	28,045,722	15,721,265
Total	$297,937,379	$193,954,623

A For the period October 9, 2025 (commencement of operations) through January 31, 2026.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	872,166	1,826,055	$30,921,952	$52,634,364
Reinvestment of distributions	269,253	1,198,369	10,296,231	33,446,491
Shares redeemed	(1,514,820)	(5,099,207)	(52,014,175)	(143,450,411)
Net increase (decrease)	(373,401)	(2,074,783)	$(10,795,992)	$(57,369,556)
Class M
Shares sold	97,525	261,886	$3,115,907	$7,135,184
Reinvestment of distributions	58,326	267,639	2,022,162	6,795,345
Shares redeemed	(387,593)	(767,182)	(12,157,144)	(19,754,436)
Net increase (decrease)	(231,742)	(237,657)	$(7,019,075)	$(5,823,907)
Class C
Shares sold	106,966	243,463	$2,928,160	$5,437,412
Reinvestment of distributions	35,407	203,344	1,038,498	4,394,259
Shares redeemed	(489,938)	(1,557,171)	(13,064,353)	(34,344,569)
Net increase (decrease)	(347,565)	(1,110,364)	$(9,097,695)	$(24,512,898)
Class I
Shares sold	2,151,701	4,420,353	$83,512,915	$144,116,179
Reinvestment of distributions	215,669	999,488	9,086,143	30,634,295
Shares redeemed	(2,399,807)	(9,058,892)	(89,604,856)	(275,995,695)
Net increase (decrease)	(32,437)	(3,639,051)	$2,994,202	$(101,245,221)
Class Z
Shares sold	681,718	1,359,435	$26,556,287	$42,517,193
Reinvestment of distributions	41,366	116,255	1,746,891	3,569,030
Shares redeemed	(300,200)	(947,080)	(11,572,163)	(29,153,975)
Net increase (decrease)	422,884	528,610	$16,731,015	$16,932,248
Fidelity Advisor Financials Fund
Class A
Shares sold	517,285	1,647,625	$19,792,879	$59,596,490
Reinvestment of distributions	445,821	295,742	16,878,792	10,350,952
Shares redeemed	(806,541)	(1,166,719)	(30,954,685)	(41,421,951)
Net increase (decrease)	156,565	776,648	$5,716,986	$28,525,491
Class M
Shares sold	158,078	435,348	$5,962,232	$15,432,699
Reinvestment of distributions	160,896	109,721	6,003,019	3,788,679
Shares redeemed	(181,173)	(481,687)	(6,806,432)	(16,658,755)
Net increase (decrease)	137,801	63,382	$5,158,819	$2,562,623
Class C
Shares sold	85,963	412,191	$3,042,662	$13,895,627
Reinvestment of distributions	63,105	54,581	2,199,839	1,767,319
Shares redeemed	(224,466)	(613,473)	(7,874,873)	(19,977,175)
Net increase (decrease)	(75,398)	(146,701)	$(2,632,372)	$(4,314,229)
Class I
Shares sold	1,097,498	3,829,131	$43,884,900	$142,218,780
Reinvestment of distributions	377,233	230,998	14,844,111	8,380,618
Shares redeemed	(1,130,383)	(2,293,143)	(44,603,849)	(84,512,774)
Net increase (decrease)	344,348	1,766,986	$14,125,162	$66,086,624
Class Z
Shares sold	533,945	1,090,095	$21,189,167	$40,087,368
Reinvestment of distributions	143,542	95,736	5,639,769	3,468,532
Shares redeemed	(280,546)	(1,062,529)	(11,064,655)	(39,897,433)
Net increase (decrease)	396,941	123,302	$15,764,281	$3,658,467
Fidelity Advisor Health Care Fund
Class A
Shares sold	727,397	1,571,688	$42,898,965	$93,365,645
Reinvestment of distributions	2,444,310	2,481,719	139,179,029	140,763,117
Shares redeemed	(2,680,738)	(5,340,708)	(155,568,883)	(309,653,656)
Net increase (decrease)	490,969	(1,287,301)	$26,509,111	$(75,524,894)
Class M
Shares sold	57,559	177,569	$3,018,328	$9,553,127
Reinvestment of distributions	672,518	650,227	33,854,548	33,181,084
Shares redeemed	(546,072)	(1,042,234)	(28,379,000)	(54,864,541)
Net increase (decrease)	184,005	(214,438)	$8,493,876	$(12,130,330)
Class C
Shares sold	110,779	239,445	$4,473,465	$10,116,694
Reinvestment of distributions	728,535	835,920	27,210,779	33,236,165
Shares redeemed	(1,057,795)	(2,337,984)	(42,216,922)	(97,300,788)
Net increase (decrease)	(218,481)	(1,262,619)	$(10,532,678)	$(53,947,929)
Class I
Shares sold	1,159,081	3,759,884	$77,380,825	$246,186,314
Reinvestment of distributions	1,852,117	2,428,818	121,221,072	155,565,787
Shares redeemed	(5,381,517)	(12,797,198)	(354,085,646)	(838,252,409)
Net increase (decrease)	(2,370,319)	(6,608,496)	$(155,483,749)	$(436,500,308)
Class Z
Shares sold	398,706	1,653,176	$26,500,467	$109,181,921
Reinvestment of distributions	444,384	566,654	29,284,909	36,475,541
Shares redeemed	(1,587,125)	(4,315,764)	(104,851,862)	(286,739,181)
Net increase (decrease)	(744,035)	(2,095,934)	$(49,066,486)	$(141,081,719)
Fidelity Advisor Industrials Fund
Class A
Shares sold	572,544	1,184,098	$31,584,437	$58,061,567
Reinvestment of distributions	106,008	227,321	5,903,567	10,461,331
Shares redeemed	(526,902)	(1,011,183)	(29,433,454)	(48,016,392)
Net increase (decrease)	151,650	400,236	$8,054,550	$20,506,506
Class M
Shares sold	101,770	273,115	$5,355,755	$12,822,473
Reinvestment of distributions	27,352	58,827	1,454,040	2,592,490
Shares redeemed	(173,625)	(269,788)	(9,265,424)	(12,022,683)
Net increase (decrease)	(44,503)	62,154	$(2,455,629)	$3,392,280
Class C
Shares sold	103,756	322,591	$4,554,157	$12,807,216
Reinvestment of distributions	16,850	42,220	741,382	1,553,692
Shares redeemed	(132,388)	(481,070)	(5,893,755)	(18,058,407)
Net increase (decrease)	(11,782)	(116,259)	$(598,216)	$(3,697,499)
Industrials Portfolio A
Shares sold	991,159	-	$61,715,510	$-
Issued in exchange for the shares of the Acquired Fund(s)	13,613,698	-	816,005,043	-
Reinvestment of distributions	192,691	-	11,796,544	-
Shares redeemed	(1,409,283)	-	(87,497,962)	-
Net increase (decrease)	13,388,265	-	$802,019,135	$-
Class I
Shares sold	1,566,212	2,415,891	$95,495,083	$127,168,224
Reinvestment of distributions	60,537	127,458	3,706,062	6,421,349
Shares redeemed	(1,567,385)	(1,339,104)	(95,582,612)	(69,743,785)
Net increase (decrease)	59,364	1,204,245	$3,618,533	$63,845,788
Class Z
Shares sold	230,326	625,543	$14,149,934	$33,303,898
Reinvestment of distributions	15,835	40,688	969,732	2,047,836
Shares redeemed	(183,240)	(497,363)	(11,228,999)	(25,675,819)
Net increase (decrease)	62,921	168,868	$3,890,667	$9,675,915
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	2,448,967	4,457,800	$276,050,422	$362,229,863
Reinvestment of distributions	1,065,434	893,363	120,969,434	76,516,497
Shares redeemed	(1,272,867)	(3,154,175)	(144,043,789)	(250,315,337)
Net increase (decrease)	2,241,534	2,196,988	$252,976,067	$188,431,023
Class M
Shares sold	283,291	559,642	$29,622,121	$42,201,693
Reinvestment of distributions	191,823	165,303	20,076,149	13,130,031
Shares redeemed	(137,433)	(374,634)	(14,310,361)	(27,591,373)
Net increase (decrease)	337,681	350,311	$35,387,909	$27,740,351
Class C
Shares sold	384,556	833,264	$33,487,951	$53,820,485
Reinvestment of distributions	273,241	290,329	23,780,165	19,449,141
Shares redeemed	(416,778)	(1,064,231)	(36,407,917)	(65,616,591)
Net increase (decrease)	241,019	59,362	$20,860,199	$7,653,035
Class I
Shares sold	2,205,101	4,976,389	$268,874,353	$438,257,688
Reinvestment of distributions	821,474	718,665	102,257,071	67,037,079
Shares redeemed	(1,722,083)	(4,280,399)	(211,417,674)	(360,553,373)
Net increase (decrease)	1,304,492	1,414,655	$159,713,750	$144,741,394
Class Z
Shares sold	969,336	1,371,432	$120,841,566	$124,138,495
Reinvestment of distributions	181,763	136,323	22,689,453	12,755,769
Shares redeemed	(558,525)	(974,590)	(69,702,681)	(84,655,111)
Net increase (decrease)	592,574	533,165	$73,828,338	$52,239,153

A For the period October 9, 2025 (commencement of operations) through January 31, 2026.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization Information.
On October 17, 2025, Fidelity Advisor Industrials Fund acquired all of the assets and assumed all of the liabilities of Industrials Portfolio (Acquired Fund) pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees (the Board). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Industrials Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 9, 2025. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Industrials Fund for corresponding shares then outstanding of the Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Industrials Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Industrials Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Industrials Portfolio	815,978,327	272,835,342	816,005,043	17,077,559	0.7971688355

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Industrials Fund	782,694,840	1,598,699,883

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,179,659
Total net realized gain (loss)	83,763,138
Total change in net unrealized appreciation (depreciation)	53,466,335
Net increase (decrease) in net assets resulting from operations	$138,409,132

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's accompanying Statement of Operations since October 17, 2025.
15. Proposed Reorganization.
The Board of Trustees of Fidelity Advisor Health Care Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Health Care Fund and Health Care Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Health Care Fund in exchange for corresponding shares of Health Care Portfolio equal in value to the net assets of Fidelity Advisor Health Care Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Advisor Health Care Fund is expected to be held during the second quarter of 2026 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.700839.129
AFOC-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026